John Hancock
Active Fixed Income ETFs
Quarterly portfolio holdings 7/31/2024

Funds’ investments
CORPORATE BOND ETF

As of 7-31-24 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 98.8%				$54,864,881
(Cost $54,964,044)
Communication services 8.6%				4,782,951
Diversified telecommunication services 1.5%
AT&T, Inc.	4.300	02-15-30	832,000	813,674
Entertainment 3.5%
Netflix, Inc. (A)	4.875	06-15-30	770,000	778,607
TWDC Enterprises 18 Corp.	4.125	12-01-41	670,000	582,765
Warnermedia Holdings, Inc.	4.279	03-15-32	673,000	583,793
Interactive media and services 1.6%
Meta Platforms, Inc.	4.450	08-15-52	1,050,000	921,207
Media 1.0%
Charter Communications Operating LLC	2.800	04-01-31	677,000	568,142
Wireless telecommunication services 1.0%
T-Mobile USA, Inc.	4.500	04-15-50	625,000	534,763
Consumer discretionary 5.9%				3,279,699
Automobiles 2.6%
Ford Motor Credit Company LLC	6.050	03-05-31	827,000	838,957
Nissan Motor Acceptance Company LLC (A)	2.000	03-09-26	620,000	585,065
Broadline retail 2.0%
Amazon.com, Inc.	4.950	12-05-44	1,096,000	1,091,168
Specialty retail 0.9%
The Home Depot, Inc.	3.625	04-15-52	671,000	510,392
Textiles, apparel and luxury goods 0.4%
Tapestry, Inc.	7.700	11-27-30	240,000	254,117
Energy 11.4%				6,315,450
Oil, gas and consumable fuels 11.4%
Cheniere Energy Partners LP	3.250	01-31-32	677,000	590,621
Continental Resources, Inc.	4.900	06-01-44	839,000	708,595
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	928,000	880,440
Energy Transfer LP	5.250	04-15-29	668,000	677,946
Kinder Morgan, Inc.	3.600	02-15-51	426,000	298,776
MPLX LP	4.500	04-15-38	668,000	602,642
Occidental Petroleum Corp.	6.450	09-15-36	770,000	822,502
ONEOK, Inc.	6.050	09-01-33	519,000	545,958
Targa Resources Partners LP	4.875	02-01-31	620,000	600,914
Var Energi ASA (A)	8.000	11-15-32	515,000	587,056
Financials 40.0%				22,218,999
Banks 22.7%
Bank of America Corp. (2.592% to 4-29-30, then Overnight SOFR + 2.150%)	2.592	04-29-31	1,606,000	1,419,280
Barclays PLC (5.690% to 3-12-29, then Overnight SOFR + 1.740%)	5.690	03-12-30	540,000	551,509
BNP Paribas SA (3.052% to 1-13-30, then Overnight SOFR + 1.507%) (A)	3.052	01-13-31	290,000	261,258
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (A)(B)	9.250	11-17-27	460,000	493,546
Citigroup, Inc. (2.976% to 11-5-29, then Overnight SOFR + 1.422%)	2.976	11-05-30	1,300,000	1,181,878
Citizens Financial Group, Inc.	3.250	04-30-30	1,300,000	1,176,279
Comerica, Inc. (5.982% to 1-30-29, then Overnight SOFR + 2.155%)	5.982	01-30-30	510,000	511,290
Credit Agricole SA (A)	3.250	01-14-30	826,000	744,202
Fifth Third Bank NA (5.852% to 10-27-24, then SOFR Compounded Index + 1.230%)	5.852	10-27-25	677,000	677,243
2	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
JPMorgan Chase & Co. (2.739% to 10-15-29, then 3 month CME Term SOFR + 1.510%)	2.739	10-15-30	1,448,000	$1,309,661
KeyCorp	2.550	10-01-29	642,000	561,639
Lloyds Banking Group PLC	4.450	05-08-25	85,000	84,447
The PNC Financial Services Group, Inc. (5.582% to 6-12-28, then Overnight SOFR + 1.841%)	5.582	06-12-29	569,000	582,359
Truist Financial Corp. (4.916% to 7-28-32, then Overnight SOFR + 2.240%)	4.916	07-28-33	682,000	646,937
U.S. Bancorp (5.850% to 10-21-32, then Overnight SOFR + 2.090%)	5.850	10-21-33	674,000	699,639
Wells Fargo & Company (2.879% to 10-30-29, then 3 month CME Term SOFR + 1.432%)	2.879	10-30-30	1,300,000	1,177,684
Wells Fargo & Company (4.478% to 4-4-30, then 3 month CME Term SOFR + 4.032%)	4.478	04-04-31	569,000	556,072
Capital markets 11.7%
Ares Capital Corp.	2.875	06-15-28	721,000	650,631
Deutsche Bank AG (3.742% to 1-7-32, then Overnight SOFR + 2.257%)	3.742	01-07-33	775,000	652,885
Morgan Stanley (4.431% to 1-23-29, then 3 month CME Term SOFR + 1.890%)	4.431	01-23-30	92,000	90,423
Morgan Stanley (5.173% to 1-16-29, then Overnight SOFR + 1.450%)	5.173	01-16-30	1,052,000	1,064,429
MSCI, Inc. (A)	3.875	02-15-31	926,000	849,534
State Street Corp. (5.159% to 5-18-33, then Overnight SOFR + 1.890%)	5.159	05-18-34	679,000	687,839
The Bank of New York Mellon Corp. (5.060% to 7-22-31, then Overnight SOFR + 1.230%)	5.060	07-22-32	800,000	810,011
The Charles Schwab Corp. (5.643% to 5-19-28, then Overnight SOFR + 2.210%)	5.643	05-19-29	525,000	537,878
UBS Group AG (4.194% to 4-1-30, then Overnight SOFR + 3.730%) (A)	4.194	04-01-31	632,000	601,493
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (A)(B)	9.250	11-13-33	477,000	539,799
Consumer finance 1.6%
Ally Financial, Inc.	8.000	11-01-31	775,000	872,096
Financial services 0.9%
Visa, Inc.	2.700	04-15-40	668,000	501,083
Insurance 3.1%
Athene Global Funding (A)	1.450	01-08-26	620,000	587,924
Prudential Financial, Inc. (3.700% to 10-1-30, then 5 Year CMT + 3.035%)	3.700	10-01-50	668,000	588,612
Teachers Insurance & Annuity Association of America (A)	4.270	05-15-47	668,000	549,439
Health care 8.1%				4,496,362
Biotechnology 2.8%
Amgen, Inc.	5.650	03-02-53	790,000	796,019
Regeneron Pharmaceuticals, Inc.	1.750	09-15-30	902,000	762,413
Health care providers and services 2.1%
HCA, Inc.	4.125	06-15-29	668,000	644,427
UnitedHealth Group, Inc.	3.500	08-15-39	625,000	516,853
Pharmaceuticals 3.2%
AbbVie, Inc.	4.850	06-15-44	291,000	276,485
Bristol-Myers Squibb Company	3.700	03-15-52	670,000	506,107
Pfizer Investment Enterprises Pte, Ltd.	5.300	05-19-53	534,000	527,345
Viatris, Inc.	4.000	06-22-50	668,000	466,713
Industrials 6.0%				3,305,300
Aerospace and defense 1.0%
RTX Corp.	6.400	03-15-54	473,000	531,433
Passenger airlines 2.4%
Delta Air Lines, Inc. (A)	4.750	10-20-28	668,000	661,307
United Airlines 2020-1 Class A Pass Through Trust	5.875	04-15-29	571,345	577,871
United Airlines 2024-1 Class A Pass Through Trust (C)	5.875	08-15-38	46,000	46,520
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	3

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Passenger airlines (continued)
United Airlines 2024-1 Class AA Pass Through Trust (C)	5.450	08-15-38	50,000	$51,000
Professional services 0.5%
Concentrix Corp.	6.850	08-02-33	255,000	260,274
Trading companies and distributors 2.1%
AerCap Ireland Capital DAC	3.300	01-30-32	667,000	587,162
Air Lease Corp.	2.875	01-15-26	610,000	589,733
Information technology 8.9%				4,936,241
Communications equipment 0.6%
Motorola Solutions, Inc.	2.300	11-15-30	413,000	355,692
IT services 1.2%
Gartner, Inc. (A)	3.750	10-01-30	734,000	670,814
Semiconductors and semiconductor equipment 1.0%
Micron Technology, Inc.	5.875	02-09-33	520,000	542,365
Software 3.4%
Microsoft Corp.	2.525	06-01-50	1,830,000	1,189,605
Oracle Corp.	3.950	03-25-51	935,000	710,162
Technology hardware, storage and peripherals 2.7%
Apple, Inc.	2.700	08-05-51	1,300,000	855,265
Dell International LLC	3.450	12-15-51	166,000	115,903
Dell International LLC	8.350	07-15-46	382,000	496,435
Materials 1.1%				640,315
Metals and mining 1.1%
Freeport-McMoRan, Inc.	5.450	03-15-43	668,000	640,315
Real estate 2.5%				1,367,243
Hotel and resort REITs 0.1%
Host Hotels & Resorts LP	3.375	12-15-29	57,000	52,028
Specialized REITs 2.4%
GLP Capital LP	5.375	04-15-26	668,000	666,810
VICI Properties LP	5.125	05-15-32	665,000	648,405
Utilities 6.3%				3,522,321
Electric utilities 2.4%
Duke Energy Corp.	3.300	06-15-41	667,000	500,433
NRG Energy, Inc. (A)	4.450	06-15-29	882,000	846,445
Gas utilities 1.0%
Southern California Gas Company	2.550	02-01-30	628,000	563,078
Independent power and renewable electricity producers 1.4%
Vistra Operations Company LLC (A)	4.300	07-15-29	826,000	793,343
Multi-utilities 1.5%
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	260,000	273,051
Sempra (6.875% to 10-1-29, then 5 Year CMT + 2.789%)	6.875	10-01-54	545,000	545,971

	Yield (%)	Shares	Value
Short-term investments 0.3%			$155,400
(Cost $155,339)
Short-term funds 0.3%			155,400
John Hancock Collateral Trust (D)	5.4652(E)	15,540	155,400

4	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

Total investments (Cost $55,119,383) 99.1%	$55,020,281
Other assets and liabilities, net 0.9%	475,916
Total net assets 100.0%	$55,496,197

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $9,549,832 or 17.2% of the fund’s net assets as of 7-31-24.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 7-31-24.
The fund had the following country composition as a percentage of net assets on 7-31-24:
United States	88.3%
France	2.7%
Switzerland	2.0%
Canada	1.6%
Germany	1.2%
United Kingdom	1.1%
Ireland	1.1%
Norway	1.1%
Other countries	0.9%
TOTAL	100.0%
DYNAMIC MUNICIPAL BOND ETF

As of 7-31-24 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 99.9%				$23,730,643
(Cost $22,793,410)
Alabama 2.3%				557,911
Hoover Industrial Development Board United States Steel Corp. Project, AMT	5.750	10-01-49	250,000	260,968
Water Works Board of the City of Birmingham Water Revenue	5.000	01-01-36	260,000	296,943
Alaska 1.0%				227,803
Northern Tobacco Securitization Corp. Alaska Tobacco Settlement, Senior Class 1, Series A	4.000	06-01-50	250,000	227,803
Arizona 4.5%				1,070,919
Chandler Industrial Development Authority Intel Corp. Project, AMT	4.000	06-01-49	200,000	202,882
Chandler Industrial Development Authority Intel Corp. Project, AMT	4.100	12-01-37	250,000	253,254
Glendale Industrial Development Authority Midwest University Foundation, Series A, AMT	5.000	07-01-28	350,000	363,597
Industrial Development Authority of the City of Phoenix Legacy Traditional Schools Project (A)	5.000	07-01-45	250,000	251,186
California 4.4%				1,040,190
California Community College Financing Authority Napa Valley College Project, Series A (A)	4.250	07-01-32	250,000	245,215
California Health Facilities Financing Authority Cedars Sinai Health System, Series A	4.000	08-15-48	25,000	24,798
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	5

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Health Facilities Financing Authority Commonspirit Health, Series A	4.000	04-01-37	175,000	$176,324
California Municipal Finance Authority Westside Neighborhood School Project (A)	5.900	06-15-44	165,000	177,628
City of Los Angeles Department of Airports Series A, AMT	5.000	05-15-28	245,000	258,081
River Islands Public Financing Authority Community Facilities District No. 2023-1	5.625	09-01-53	150,000	158,144
Colorado 6.4%				1,522,292
Bromley Park Metropolitan District No. 2, GO (B)	5.500	12-01-43	200,000	223,804
City of Longmont Company Water Enterprise Revenue	3.000	11-01-33	330,000	309,485
Colorado Health Facilities Authority CommonSpirit Health, Series A-1	4.000	08-01-44	110,000	106,219
Colorado Health Facilities Authority CommonSpirit Health, Series B-2	5.000	08-01-49	250,000	255,611
Ravenna Metropolitan District, GO (B)	5.000	12-01-43	450,000	475,352
Wildwing Metropolitan District No. 5, GO (B)	4.500	12-01-53	150,000	151,821
Connecticut 3.3%				781,022
Connecticut State Health & Educational Facilities Authority Goodwin University Obligated Group	5.000	07-01-44	250,000	253,471
State of Connecticut Series A, GO	4.000	01-15-33	500,000	527,551
Delaware 0.7%				178,725
Delaware State Economic Development Authority Aspira of Delaware Charter Operations, Inc. Project, Series A	4.000	06-01-42	200,000	178,725
District of Columbia 1.6%				379,396
Washington Metropolitan Area Transit Authority Dedicated Revenue Series A	5.000	07-15-49	350,000	379,396
Florida 10.9%				2,582,837
Alachua County Health Facilities Authority Oak Hammock at the University of Florida	4.000	10-01-40	100,000	91,175
Cabot Citrus Farms Community Development District	5.250	03-01-29	100,000	100,942
City of Winter Park, GO	4.000	07-01-28	320,000	328,533
Florida Development Finance Corp. Nova Southeastern University Project, Series A	5.000	04-01-27	530,000	553,405
Hillsborough County Aviation Authority Tampa International Airport, Series A, AMT	5.000	10-01-26	500,000	517,116
Jacksonville Housing Authority Westwood Apartments	5.000	02-01-34	250,000	267,727
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-31	200,000	198,810
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-30	175,000	167,477
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-50	50,000	38,869
Winter Garden Village Fowler Groves Community Development District	3.750	05-01-31	325,000	318,783
Georgia 2.6%				610,977
Development Authority for Fulton County Curran Street Residence Hall (C)	5.250	06-15-56	300,000	327,571
Development Authority for Fulton County Georgia Tech Athletic Association Project	5.000	10-01-51	15,000	16,143
Main Street Natural Gas, Inc. Series C	5.000	09-01-53	250,000	267,263
6	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Illinois 4.8%				$1,141,904
Chicago Board of Education Series A, GO	5.875	12-01-47	250,000	274,127
City of Chicago Wastewater Transmission, Series A (B)	5.000	01-01-39	250,000	284,262
Sales Tax Securitization Corp. Series A	5.000	01-01-37	560,000	583,515
Indiana 3.8%				894,179
City of Whiting BP Products North America, Inc., Series A, AMT	4.400	03-01-46	200,000	201,564
Indiana Finance Authority Ohio Valley Electric Corp. Project, Series A	3.000	11-01-30	500,000	469,639
Indianapolis Local Public Improvement Bond Bank Convention Center Hotel, Series E	5.500	03-01-38	200,000	222,976
Iowa 1.3%				309,593
Iowa Great Lakes Sanitation District, GO	4.000	06-01-34	300,000	309,593
Maryland 0.5%				130,213
Maryland Health & Higher Educational Facilities Authority Broadmead Issue, Series A	5.000	07-01-31	125,000	130,213
Massachusetts 4.9%				1,160,946
Commonwealth of Massachusetts Series D, GO	4.000	11-01-37	255,000	261,717
Massachusetts Development Finance Agency Tufts Medicine Obligated Group, Series C (B)	5.000	10-01-27	250,000	263,160
Massachusetts Development Finance Agency Worcester Polytechnic Institute	3.000	09-01-36	45,000	40,737
Massachusetts Development Finance Agency Worcester Polytechnic Institute	3.125	09-01-46	45,000	36,568
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-59	265,000	275,509
Massachusetts Municipal Wholesale Electric Company Cotton Solar Project, Series A	5.000	07-01-32	250,000	283,255
Michigan 0.4%				103,625
Michigan Strategic Fund I-75 Improvement Project, AMT	5.000	12-31-32	100,000	103,625
Missouri 0.2%				54,434
Lee’s Summit Industrial Development Authority John Knox Village, Series A	5.000	08-15-51	50,000	44,447
St. Louis County Industrial Development Authority Manchester/Ballas Community Improvement District Project, Series A (A)	5.000	09-01-38	10,000	9,987
Nevada 0.2%				41,059
County of Clark Series C, GO	3.000	07-01-35	45,000	41,059
New Hampshire 0.3%				65,682
New Hampshire Health and Education Facilities Authority Act Catholic Medical Center	5.000	07-01-37	40,000	40,741
New Hampshire Health and Education Facilities Authority Act Catholic Medical Center	5.000	07-01-44	25,000	24,941
New York 3.4%				799,959
Dutchess County Local Development Corp. Health Quest Systems, Inc.	4.000	07-01-41	20,000	18,466
New York Transportation Development Corp. Delta Air Lines, Inc., Laguardia Airport Terminals C&D Redevelopment, AMT	4.375	10-01-45	250,000	240,789
New York Transportation Development Corp. JFK International Airport Terminal One Project, AMT	6.000	06-30-54	250,000	272,116
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	7

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
Troy Capital Resource Corp. Rensselaer Polytechnic Institute, Series A	5.000	09-01-39	250,000	$268,588
North Carolina 4.8%				1,135,875
North Carolina Medical Care Commission The United Methodist Retirement Homes Project, Series A	5.000	10-01-39	250,000	266,876
Raleigh Durham Airport Authority Series A, AMT	5.000	05-01-33	300,000	320,826
Western Carolina University Series B	5.000	04-01-32	500,000	548,173
Ohio 7.5%				1,776,139
Buckeye Tobacco Settlement Financing Authority Series B-2, Class 2	5.000	06-01-55	500,000	463,033
City of Cleveland Cleveland Stadium Project	5.000	11-15-28	500,000	535,287
Jefferson County Port Authority JSW Steel Project, AMT (A)	5.000	12-01-53	150,000	152,541
Ohio Air Quality Development Authority Duke Energy Corp. Project, AMT	4.250	11-01-39	300,000	302,320
Port of Greater Cincinnati Development Authority Duke Energy Corp. (B)	5.250	12-01-58	300,000	322,958
Oklahoma 1.1%				251,958
Tulsa Airports Improvement Trust American Airlines, Inc., AMT	5.000	06-01-35	250,000	251,958
Pennsylvania 5.9%				1,405,803
Beaver County Industrial Development Authority FirstEnergy Corp., Series B	3.750	10-01-47	85,000	73,388
City of Philadelphia Airport Revenue Series B, AMT	5.000	07-01-29	500,000	516,898
Lancaster Industrial Development Authority Landis Homes Retirement Community Project	4.000	07-01-37	175,000	162,431
Pennsylvania Higher Educational Facilities Authority Health System, Series A	5.000	08-15-42	100,000	102,628
Sports & Exhibition Authority of Pittsburgh & Allegheny County Series A (B)	5.000	02-01-31	500,000	550,458
Puerto Rico 1.6%				383,750
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (D)	2.541	11-01-43	221,935	135,935
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1	4.750	07-01-53	250,000	247,815
South Carolina 2.6%				626,914
City of Rock Hill Combined Utility System Revenue Series A	5.000	01-01-40	50,000	55,833
Laurens County Public Facilities Authority Public Facilities Project	4.000	09-01-43	250,000	251,826
South Carolina Public Service Authority Santee Cooper, Series B (B)	5.000	12-01-54	300,000	319,255
Tennessee 4.5%				1,080,233
Cleveland Health & Educational Facilities Board Hamilton Health Care System, Inc.	4.250	08-15-54	300,000	287,399
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project, Series A (B)	5.250	07-01-53	250,000	272,139
Tennessee Energy Acquisition Corp. Gas Project, Series A-1	5.000	05-01-53	500,000	520,695
8	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Texas 4.8%				$1,138,006
Leander Municipal Utility District No. 1 Williamson County, GO (B)	4.250	08-15-33	200,000	202,136
Montgomery Independent School District, GO	4.000	02-15-53	140,000	133,741
Port Authority of Houston Series A, GO, AMT	5.000	10-01-32	250,000	263,964
Texas Municipal Gas Acquisition & Supply Corp. IV Series A	5.500	01-01-54	250,000	269,629
Texas Private Activity Bond Surface Transportation Corp. Bond Surface Transportation Corp., AMT	5.500	06-30-43	250,000	268,536
Utah 2.2%				521,822
City of Salt Lake City Airport Revenue Series A, AMT	5.000	07-01-31	500,000	521,822
Virginia 2.0%				485,569
Isle Wight County Industrial Development Authority Riverside Health System (B)	5.250	07-01-43	250,000	277,885
Virginia Beach Development Authority Westminster-Cantebury on Chesapeake Bay, Series B-1	6.250	09-01-30	200,000	207,684
Washington 2.5%				588,530
Port of Seattle Series C, AMT	5.000	08-01-29	550,000	588,530
West Virginia 1.0%				240,325
West Virginia Economic Development Authority Appalachian Power Amos Project, Series A, AMT	1.000	01-01-41	250,000	240,325
Wisconsin 1.9%				442,053
Public Finance Authority A Challenge Foundation Academy (A)	6.875	07-01-53	200,000	209,197
Wisconsin Health & Educational Facilities Authority Cedar Crest, Inc. Project, Series A	5.125	04-01-57	100,000	82,849
Wisconsin Health & Educational Facilities Authority Three Pillars Senior Living Communities, Series B-1	4.400	08-15-29	150,000	150,007

	Yield (%)	Shares	Value
Short-term investments 0.5%			$121,609
(Cost $121,571)
Short-term funds 0.5%
John Hancock Collateral Trust (E)	5.4652(F)	12,161	121,609
Total investments (Cost $22,914,981) 100.4%			$23,852,252
Other assets and liabilities, net (0.4%)			(85,168)
Total net assets 100.0%			$23,767,084

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(F)	The rate shown is the annualized seven-day yield as of 7-31-24.

SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	9

Insurance Coverage	As a % of total investments
Assured Guaranty Municipal Corp.	11.9
Build America Mutual Assurance Company	2.1
TOTAL	14.0
The fund had the following sector composition as a percentage of net assets on 7-31-24:
General obligation bonds	14.0%
Revenue bonds	85.9%
Other revenue	19.0%
Health care	13.1%
Airport	12.8%
Education	12.5%
Development	11.7%
Housing	4.4%
Utilities	4.0%
Water and sewer	3.7%
Tobacco	2.9%
Transportation	1.1%
Facilities	0.7%
Short-term investments and other	0.1%
TOTAL	100.0%
HIGH YIELD ETF

As of 7-31-24 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 98.5%				$30,246,261
(Cost $29,819,522)
Communication services 13.7%				4,201,196
Diversified telecommunication services 2.2%
Cablevision Lightpath LLC (A)	3.875	09-15-27	200,000	183,431
Consolidated Communications, Inc. (A)	6.500	10-01-28	13,000	11,708
Embarq Corp.	7.995	06-01-36	38,000	11,073
Frontier Communications Holdings LLC (A)	5.875	10-15-27	61,000	60,400
Frontier Communications Holdings LLC (A)	6.750	05-01-29	65,000	61,416
Level 3 Financing, Inc. (A)	3.625	01-15-29	130,000	62,400
Level 3 Financing, Inc. (A)	10.750	12-15-30	90,000	92,813
Telecom Italia Capital SA	6.000	09-30-34	88,000	82,830
Telesat Canada (A)	4.875	06-01-27	41,000	18,705
Telesat Canada (A)	6.500	10-15-27	29,000	8,509
Windstream Escrow LLC (A)	7.750	08-15-28	38,000	36,655
Zayo Group Holdings, Inc. (A)	4.000	03-01-27	60,000	51,022
Entertainment 0.9%
AMC Entertainment Holdings, Inc. (A)	7.500	02-15-29	35,000	25,521
Live Nation Entertainment, Inc. (A)	4.750	10-15-27	38,000	36,846
Live Nation Entertainment, Inc. (A)	6.500	05-15-27	45,000	45,536
Playtika Holding Corp. (A)	4.250	03-15-29	20,000	17,770
Univision Communications, Inc. (A)	8.000	08-15-28	137,000	137,678
WMG Acquisition Corp. (A)	3.750	12-01-29	25,000	22,711
Interactive media and services 0.9%
Arches Buyer, Inc. (A)	4.250	06-01-28	40,000	35,690
Cars.com, Inc. (A)	6.375	11-01-28	15,000	14,745
GoTo Group, Inc. (A)	5.500	05-01-28	13,000	10,206
GoTo Group, Inc. (A)	5.500	05-01-28	15,000	5,538
Match Group Holdings II LLC (A)	4.625	06-01-28	128,000	122,105
ZoomInfo Technologies LLC (A)	3.875	02-01-29	84,000	76,735
10	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media 9.2%
Altice France Holding SA (A)	10.500	05-15-27	200,000	$74,899
Altice France SA (A)	8.125	02-01-27	200,000	161,749
AMC Networks, Inc. (A)	10.250	01-15-29	30,000	29,645
CCO Holdings LLC	4.500	05-01-32	249,000	208,482
CCO Holdings LLC (A)	5.375	06-01-29	147,000	137,424
CCO Holdings LLC (A)	7.375	03-01-31	250,000	252,455
Clear Channel Outdoor Holdings, Inc. (A)	5.125	08-15-27	79,000	76,522
Clear Channel Outdoor Holdings, Inc. (A)	7.750	04-15-28	27,000	23,846
CMG Media Corp. (A)	8.875	12-15-27	26,000	15,155
CSC Holdings LLC (A)	4.625	12-01-30	200,000	79,007
CSC Holdings LLC (A)	5.500	04-15-27	200,000	167,206
Directv Financing LLC (A)	5.875	08-15-27	48,000	46,222
Directv Financing LLC (A)	8.875	02-01-30	76,000	76,107
DISH DBS Corp. (A)	5.750	12-01-28	45,000	33,031
DISH DBS Corp.	7.375	07-01-28	39,000	18,330
DISH Network Corp. (A)	11.750	11-15-27	106,000	106,098
Gannett Holdings LLC (A)	6.000	11-01-26	12,000	11,656
Getty Images, Inc. (A)	9.750	03-01-27	14,000	13,992
Gray Television, Inc. (A)	7.000	05-15-27	94,000	90,984
iHeartCommunications, Inc.	6.375	05-01-26	27,000	22,825
Intelsat Jackson Holdings SA (A)	6.500	03-15-30	90,000	85,619
Lamar Media Corp.	4.000	02-15-30	50,000	46,117
Neptune Bidco US, Inc. (A)	9.290	04-15-29	102,000	99,896
News Corp. (A)	5.125	02-15-32	35,000	33,249
Nexstar Media, Inc. (A)	4.750	11-01-28	77,000	70,846
Outfront Media Capital LLC (A)	4.625	03-15-30	40,000	36,753
Paramount Global (6.375% to 3-30-27, then 5 Year CMT + 3.999% to 3-30-32, then 5 Year CMT + 4.249% to 3-30-47, then 5 Year CMT + 4.999%)	6.375	03-30-62	38,000	34,889
Sabre GLBL, Inc. (A)	8.625	06-01-27	84,000	78,524
Sabre GLBL, Inc. (A)	11.250	12-15-27	20,000	19,806
Scripps Escrow II, Inc. (A)	3.875	01-15-29	36,000	23,420
Scripps Escrow, Inc. (A)	5.875	07-15-27	27,000	18,773
Sinclair Television Group, Inc. (A)	4.125	12-01-30	73,000	50,739
Sirius XM Radio, Inc. (A)	3.875	09-01-31	224,000	187,119
TEGNA, Inc.	5.000	09-15-29	45,000	41,064
Virgin Media Secured Finance PLC (A)	4.500	08-15-30	200,000	173,431
VZ Secured Financing BV (A)	5.000	01-15-32	200,000	175,256
Wireless telecommunication services 0.5%
Vodafone Group PLC (5.125% to 6-4-51, then 5 Year CMT + 3.073% to 6-4-71, then 5 Year CMT + 3.823%)	5.125	06-04-81	197,000	148,017
Consumer discretionary 15.8%				4,856,255
Automobile components 1.6%
Adient Global Holdings, Ltd. (A)	8.250	04-15-31	37,000	38,901
American Axle & Manufacturing, Inc.	5.000	10-01-29	33,000	30,267
Clarios Global LP (A)	6.750	05-15-28	29,000	29,531
Dana, Inc.	4.500	02-15-32	38,000	33,201
Dealer Tire LLC (A)	8.000	02-01-28	30,000	29,929
Garrett Motion Holdings, Inc. (A)	7.750	05-31-32	38,000	38,639
Real Hero Merger Sub 2, Inc. (A)	6.250	02-01-29	34,000	29,204
The Goodyear Tire & Rubber Company	5.625	04-30-33	83,000	76,378
The Goodyear Tire & Rubber Company	9.500	05-31-25	30,000	30,087
ZF North America Capital, Inc. (A)	6.875	04-23-32	150,000	155,086
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	11

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Automobiles 0.7%
Jaguar Land Rover Automotive PLC (A)	4.500	10-01-27	200,000	$191,103
PM General Purchaser LLC (A)	9.500	10-01-28	11,000	11,295
Broadline retail 0.7%
Kohl’s Corp.	5.550	07-17-45	16,000	10,480
Macy’s Retail Holdings LLC	5.125	01-15-42	17,000	13,779
Macy’s Retail Holdings LLC (A)	5.875	04-01-29	18,000	17,581
Macy’s Retail Holdings LLC (A)	6.700	07-15-34	43,000	37,849
Nordstrom, Inc.	5.000	01-15-44	18,000	14,404
Nordstrom, Inc.	6.950	03-15-28	30,000	30,600
QVC, Inc.	4.450	02-15-25	26,000	25,701
QVC, Inc.	4.750	02-15-27	17,000	14,883
QVC, Inc.	5.450	08-15-34	31,000	19,530
Wand NewCo 3, Inc. (A)	7.625	01-30-32	44,000	45,926
Distributors 0.1%
BCPE Empire Holdings, Inc. (A)	7.625	05-01-27	24,000	23,222
Diversified consumer services 0.4%
Adtalem Global Education, Inc. (A)	5.500	03-01-28	31,000	30,126
Garda World Security Corp. (A)	7.750	02-15-28	73,000	75,329
WW International, Inc. (A)	4.500	04-15-29	11,000	3,938
Hotels, restaurants and leisure 7.0%
Bloomin’ Brands, Inc. (A)	5.125	04-15-29	13,000	11,947
Boyne USA, Inc. (A)	4.750	05-15-29	20,000	18,941
Brinker International, Inc. (A)	5.000	10-01-24	30,000	29,921
Caesars Entertainment, Inc. (A)	4.625	10-15-29	177,000	164,445
Caesars Entertainment, Inc. (A)	7.000	02-15-30	50,000	51,579
Carnival Corp. (A)	5.750	03-01-27	43,000	42,786
Carnival Holdings Bermuda, Ltd. (A)	10.375	05-01-28	130,000	140,535
Fertitta Entertainment LLC (A)	4.625	01-15-29	40,000	37,357
Fertitta Entertainment LLC (A)	6.750	01-15-30	25,000	22,182
GPS Hospitality Holding Company LLC (A)	7.000	08-15-28	31,000	22,515
Hilton Domestic Operating Company, Inc. (A)	4.000	05-01-31	303,000	274,447
International Game Technology PLC (A)	4.125	04-15-26	200,000	196,092
IRB Holding Corp. (A)	7.000	06-15-25	17,000	17,001
Jacobs Entertainment, Inc. (A)	6.750	02-15-29	83,000	77,592
Liberty Interactive LLC	8.500	07-15-29	27,000	14,268
Life Time, Inc. (A)	5.750	01-15-26	34,000	33,871
Lindblad Expeditions Holdings, Inc. (A)	9.000	05-15-28	19,000	19,741
Marriott Ownership Resorts, Inc.	4.750	01-15-28	31,000	29,556
MGM Resorts International	4.750	10-15-28	69,000	66,332
NCL Corp., Ltd. (A)	3.625	12-15-24	151,000	149,524
NCL Corp., Ltd. (A)	8.125	01-15-29	71,000	75,479
New Red Finance, Inc. (A)	6.125	06-15-29	65,000	65,664
Premier Entertainment Sub LLC (A)	5.625	09-01-29	33,000	24,671
Royal Caribbean Cruises, Ltd.	7.500	10-15-27	45,000	47,581
Royal Caribbean Cruises, Ltd. (A)	9.250	01-15-29	98,000	104,753
Scientific Games Holdings LP (A)	6.625	03-01-30	45,000	44,011
Travel + Leisure Company (A)	4.625	03-01-30	62,000	56,978
Vail Resorts, Inc. (A)	6.500	05-15-32	27,000	27,604
Viking Cruises, Ltd. (A)	9.125	07-15-31	36,000	39,256
Viking Ocean Cruises Ship VII, Ltd. (A)	5.625	02-15-29	61,000	60,191
Wynn Resorts Finance LLC (A)	5.125	10-01-29	82,000	78,935
Yum! Brands, Inc.	4.625	01-31-32	98,000	91,393
12	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Household durables 1.4%
Ashton Woods USA LLC (A)	4.625	04-01-30	47,000	$42,905
Brookfield Residential Properties, Inc. (A)	5.000	06-15-29	46,000	42,721
Century Communities, Inc.	6.750	06-01-27	26,000	26,149
Gates Corp. (A)	6.875	07-01-29	23,000	23,420
Installed Building Products, Inc. (A)	5.750	02-01-28	26,000	25,634
KB Home	7.250	07-15-30	44,000	45,653
LGI Homes, Inc. (A)	4.000	07-15-29	55,000	49,240
M/I Homes, Inc.	3.950	02-15-30	41,000	37,282
Newell Brands, Inc.	6.625	09-15-29	61,000	61,200
SWF Holdings I Corp. (A)	6.500	10-01-29	11,000	5,995
Taylor Morrison Communities, Inc. (A)	5.750	01-15-28	45,000	45,049
TopBuild Corp. (A)	4.125	02-15-32	26,000	23,421
Werner FinCo LP (A)	11.500	06-15-28	12,000	13,035
Leisure products 0.1%
MajorDrive Holdings IV LLC (A)	6.375	06-01-29	36,000	34,191
Specialty retail 3.8%
Advance Auto Parts, Inc.	1.750	10-01-27	51,000	45,267
Asbury Automotive Group, Inc. (A)	4.625	11-15-29	64,000	59,803
Asbury Automotive Group, Inc. (A)	5.000	02-15-32	60,000	55,292
Bath & Body Works, Inc.	6.750	07-01-36	45,000	45,047
Bath & Body Works, Inc.	6.950	03-01-33	61,000	59,533
Bath & Body Works, Inc. (A)	9.375	07-01-25	41,000	42,254
BCPE Ulysses Intermediate, Inc. (7.750% Cash or 8.500% PIK) (A)	7.750	04-01-27	55,000	53,103
Carvana Company (9.000% Cash or 12.000% PIK) (A)	12.000	12-01-28	37,000	39,970
Carvana Company (9.000% Cash or 13.000% PIK) (A)	13.000	06-01-30	20,000	22,059
Carvana Company (9.000% Cash or 14.000% PIK) (A)	14.000	06-01-31	37,000	43,085
Cougar JV Subsidiary LLC (A)	8.000	05-15-32	50,000	52,317
Lithia Motors, Inc. (A)	4.375	01-15-31	79,000	70,908
Mavis Tire Express Services Topco Corp. (A)	6.500	05-15-29	25,000	23,786
PetSmart, Inc. (A)	4.750	02-15-28	250,000	234,883
Sally Holdings LLC	6.750	03-01-32	50,000	49,823
Sonic Automotive, Inc. (A)	4.875	11-15-31	40,000	35,722
Specialty Building Products Holdings LLC (A)	6.375	09-30-26	20,000	19,686
Staples, Inc. (A)	10.750	09-01-29	157,000	152,080
The Gap, Inc. (A)	3.875	10-01-31	22,000	18,480
The Michaels Companies, Inc. (A)	5.250	05-01-28	11,000	8,137
The Michaels Companies, Inc. (A)	7.875	05-01-29	44,000	25,291
Victoria’s Secret & Company (A)	4.625	07-15-29	21,000	17,421
Textiles, apparel and luxury goods 0.0%
Crocs, Inc. (A)	4.125	08-15-31	14,000	12,296
Consumer staples 3.8%				1,161,643
Beverages 0.0%
Triton Water Holdings, Inc. (A)	6.250	04-01-29	12,000	11,627
Consumer staples distribution and retail 1.4%
Albertsons Companies, Inc. (A)	4.625	01-15-27	30,000	29,249
Albertsons Companies, Inc. (A)	5.875	02-15-28	151,000	149,718
C&S Group Enterprises LLC (A)	5.000	12-15-28	32,000	23,749
Performance Food Group, Inc. (A)	4.250	08-01-29	69,000	63,906
US Foods, Inc. (A)	6.875	09-15-28	103,000	105,883
Walgreens Boots Alliance, Inc.	3.450	06-01-26	54,000	51,453
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	13

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Food products 1.2%
B&G Foods, Inc. (A)	8.000	09-15-28	40,000	$40,786
Chobani LLC (A)	7.625	07-01-29	23,000	23,839
Fiesta Purchaser, Inc. (A)	7.875	03-01-31	29,000	30,252
Lamb Weston Holdings, Inc. (A)	4.125	01-31-30	138,000	125,979
Post Holdings, Inc. (A)	4.625	04-15-30	114,000	106,204
Post Holdings, Inc. (A)	6.250	02-15-32	36,000	36,457
Household products 0.3%
Energizer Holdings, Inc. (A)	4.750	06-15-28	87,000	82,525
Personal care products 0.9%
Coty, Inc. (A)	6.625	07-15-30	65,000	66,744
HLF Financing Sarl LLC (A)	4.875	06-01-29	30,000	20,400
HLF Financing Sarl LLC (A)	12.250	04-15-29	30,000	30,068
Perrigo Finance Unlimited Company	4.900	12-15-44	200,000	162,804
Energy 12.4%				3,800,843
Energy equipment and services 1.2%
Archrock Partners LP (A)	6.250	04-01-28	69,000	68,834
Nabors Industries, Inc. (A)	7.375	05-15-27	29,000	29,532
Nabors Industries, Ltd. (A)	7.500	01-15-28	6,000	5,896
Transocean, Inc. (A)	8.500	05-15-31	65,000	66,541
Transocean, Inc. (A)	8.750	02-15-30	43,200	45,379
Valaris, Ltd. (A)	8.375	04-30-30	42,000	43,977
Weatherford International, Ltd. (A)	8.625	04-30-30	97,000	100,970
Oil, gas and consumable fuels 11.2%
Antero Midstream Partners LP (A)	6.625	02-01-32	59,000	60,193
Ascent Resources Utica Holdings LLC (A)	8.250	12-31-28	58,000	59,540
Ascent Resources Utica Holdings LLC (A)	9.000	11-01-27	7,000	8,613
Buckeye Partners LP	4.350	10-15-24	20,000	19,932
Buckeye Partners LP	5.850	11-15-43	17,000	15,085
Chesapeake Energy Corp. (A)	6.750	04-15-29	68,000	68,705
CITGO Petroleum Corp. (A)	7.000	06-15-25	213,000	212,863
Civitas Resources, Inc. (A)	8.750	07-01-31	153,000	164,533
Comstock Resources, Inc. (A)	5.875	01-15-30	170,000	158,129
CQP Holdco LP (A)	5.500	06-15-31	250,000	239,784
Encino Acquisition Partners Holdings LLC (A)	8.750	05-01-31	114,000	119,676
Energy Transfer LP (8.000% to 5-15-29, then 5 Year CMT + 4.020%)	8.000	05-15-54	20,000	21,292
EQM Midstream Partners LP (A)	6.500	07-01-27	118,000	120,248
Genesis Energy LP	7.750	02-01-28	74,000	75,092
Genesis Energy LP	8.000	01-15-27	70,000	71,577
Hess Midstream Operations LP (A)	6.500	06-01-29	29,000	29,566
Hilcorp Energy I LP (A)	6.000	04-15-30	77,000	75,334
Hilcorp Energy I LP (A)	6.000	02-01-31	65,000	63,084
Hilcorp Energy I LP (A)	6.875	05-15-34	25,000	24,871
Kinetik Holdings LP (A)	6.625	12-15-28	28,000	28,552
Martin Midstream Partners LP (A)	11.500	02-15-28	32,000	35,056
Matador Resources Company (A)	6.500	04-15-32	22,000	22,113
Moss Creek Resources Holdings, Inc. (A)	10.500	05-15-27	19,000	19,434
Murphy Oil Corp.	5.875	12-01-42	32,000	29,317
Murphy Oil USA, Inc.	4.750	09-15-29	47,000	44,964
New Fortress Energy, Inc. (A)	6.500	09-30-26	151,000	140,407
New Fortress Energy, Inc. (A)	6.750	09-15-25	39,000	38,341
NGL Energy Operating LLC (A)	8.375	02-15-32	117,000	119,557
Northriver Midstream Finance LP (A)	6.750	07-15-32	30,000	30,169
14	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Parkland Corp. (A)	4.500	10-01-29	28,000	$26,145
PBF Holding Company LLC (A)	7.875	09-15-30	35,000	36,249
Permian Resources Operating LLC (A)	6.250	02-01-33	60,000	60,451
Permian Resources Operating LLC (A)	7.750	02-15-26	70,000	70,870
Permian Resources Operating LLC (A)	8.000	04-15-27	23,000	23,740
Rockies Express Pipeline LLC (A)	3.600	05-15-25	70,000	68,623
SM Energy Company	6.750	09-15-26	79,000	79,085
Summit Midstream Holdings LLC (A)	8.625	10-31-29	30,000	30,671
Sunoco LP (A)	7.000	05-01-29	46,000	47,346
Sunoco LP (A)	7.250	05-01-32	44,000	45,740
Tallgrass Energy Partners LP (A)	6.000	09-01-31	111,000	104,631
Talos Production, Inc. (A)	9.375	02-01-31	42,000	44,514
Transocean Aquila, Ltd. (A)	8.000	09-30-28	88,000	89,666
Venture Global Calcasieu Pass LLC (A)	3.875	11-01-33	250,000	216,817
Venture Global LNG, Inc. (A)	9.875	02-01-32	255,000	283,067
Vital Energy, Inc. (A)	7.750	07-31-29	95,000	96,072
Financials 10.9%				3,353,453
Banks 1.2%
Intesa Sanpaolo SpA (4.950% to 6-1-41, then 1 Year CMT + 2.750%) (A)	4.950	06-01-42	200,000	155,048
Texas Capital Bancshares, Inc. (4.000% to 5-6-26, then 5 Year CMT + 3.150%)	4.000	05-06-31	16,000	14,831
UniCredit SpA (5.459% to 6-30-30, then 5 Year CMT + 4.750%) (A)	5.459	06-30-35	200,000	191,996
Valley National Bancorp (3.000% to 6-15-26, then 3 month CME Term SOFR + 2.360%)	3.000	06-15-31	11,000	8,747
Capital markets 2.3%
AG TTMT Escrow Issuer LLC (A)	8.625	09-30-27	57,000	58,199
Aretec Group, Inc. (A)	7.500	04-01-29	71,000	67,135
Brightsphere Investment Group, Inc.	4.800	07-27-26	47,000	45,547
Coinbase Global, Inc. (A)	3.375	10-01-28	104,000	91,553
Global Atlantic Financial Company (4.700% to 10-15-26, then 5 Year CMT + 3.796%) (A)	4.700	10-15-51	123,000	115,382
Hightower Holding LLC (A)	6.750	04-15-29	29,000	27,065
Jane Street Group (A)	4.500	11-15-29	80,000	75,731
Jefferies Finance LLC (A)	5.000	08-15-28	200,000	185,753
StoneX Group, Inc. (A)	7.875	03-01-31	44,000	45,804
Consumer finance 1.3%
Ally Financial, Inc.	6.700	02-14-33	14,000	14,390
Bread Financial Holdings, Inc. (A)	9.750	03-15-29	27,000	28,949
FirstCash, Inc. (A)	5.625	01-01-30	15,000	14,570
Navient Corp.	5.500	03-15-29	49,000	45,568
OneMain Finance Corp.	3.875	09-15-28	232,000	211,936
PRA Group, Inc. (A)	5.000	10-01-29	28,000	24,746
Synchrony Financial	7.250	02-02-33	58,000	59,320
World Acceptance Corp. (A)	7.000	11-01-26	6,000	5,772
Financial services 2.7%
Block, Inc. (A)	6.500	05-15-32	25,000	25,405
Castlelake Aviation Finance DAC (A)	5.000	04-15-27	20,000	19,482
Cobra AcquisitionCo LLC (A)	6.375	11-01-29	14,000	11,476
Compass Group Diversified Holdings LLC (A)	5.000	01-15-32	47,000	42,797
Freedom Mortgage Corp. (A)	6.625	01-15-27	19,000	18,624
Freedom Mortgage Corp. (A)	12.250	10-01-30	78,000	85,492
Global Aircraft Leasing Company, Ltd. (6.500% Cash or 7.250% PIK) (A)	6.500	09-15-24	78,000	76,649
Icahn Enterprises LP	5.250	05-15-27	48,000	46,036
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	15

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Financial services (continued)
Icahn Enterprises LP (A)	9.000	06-15-30	90,000	$91,169
Midcap Financial Issuer Trust (A)	5.625	01-15-30	200,000	179,646
Mobius Merger Sub, Inc. (A)	9.000	06-01-30	9,000	8,913
Nationstar Mortgage Holdings, Inc. (A)	5.500	08-15-28	77,000	74,783
PennyMac Financial Services, Inc. (A)	7.125	11-15-30	45,000	45,345
Rocket Mortgage LLC (A)	4.000	10-15-33	69,000	59,346
VFH Parent LLC (A)	7.500	06-15-31	30,000	30,900
Insurance 2.9%
Acrisure LLC (A)	4.250	02-15-29	197,000	181,294
Acrisure LLC (A)	6.000	08-01-29	48,000	45,238
Acrisure LLC (A)	8.250	02-01-29	43,000	43,732
Alliant Holdings Intermediate LLC (A)	6.750	10-15-27	121,000	120,092
AmWINS Group, Inc. (A)	4.875	06-30-29	64,000	60,346
AmWINS Group, Inc. (A)	6.375	02-15-29	36,000	36,522
Assurant, Inc. (7.000% to 3-27-28, then 3 month LIBOR + 4.135%)	7.000	03-27-48	17,000	17,289
AssuredPartners, Inc. (A)	5.625	01-15-29	64,000	60,964
Constellation Insurance, Inc. (A)	6.625	05-01-31	46,000	45,074
HUB International, Ltd. (A)	5.625	12-01-29	61,000	58,571
HUB International, Ltd. (A)	7.250	06-15-30	102,000	105,201
Liberty Mutual Group, Inc. (4.125% to 12-15-26, then 5 Year CMT + 3.315%) (A)	4.125	12-15-51	50,000	46,799
Panther Escrow Issuer LLC (A)	7.125	06-01-31	73,000	74,906
Mortgage real estate investment trusts 0.5%
Apollo Commercial Real Estate Finance, Inc. (A)	4.625	06-15-29	17,000	14,505
Ladder Capital Finance Holdings LLLP (A)	7.000	07-15-31	30,000	30,705
Rithm Capital Corp. (A)	8.000	04-01-29	80,000	79,303
Starwood Property Trust, Inc. (A)	4.375	01-15-27	30,000	28,807
Health care 7.5%				2,303,223
Health care equipment and supplies 0.9%
Bausch + Lomb Corp. (A)	8.375	10-01-28	30,000	30,823
Medline Borrower LP (A)	3.875	04-01-29	113,000	105,453
Medline Borrower LP (A)	5.250	10-01-29	99,000	95,693
Medline Borrower LP (A)	6.250	04-01-29	50,000	51,017
Health care providers and services 4.2%
AdaptHealth LLC (A)	5.125	03-01-30	75,000	67,037
AthenaHealth Group, Inc. (A)	6.500	02-15-30	46,000	43,370
Community Health Systems, Inc. (A)	5.625	03-15-27	56,000	53,623
Community Health Systems, Inc. (A)	6.875	04-01-28	17,000	13,282
Community Health Systems, Inc. (A)	6.875	04-15-29	38,000	31,161
Community Health Systems, Inc. (A)	8.000	12-15-27	157,000	157,097
Community Health Systems, Inc. (A)	10.875	01-15-32	14,000	15,050
Concentra Escrow Issuer Corp. (A)	6.875	07-15-32	35,000	36,061
DaVita, Inc. (A)	3.750	02-15-31	119,000	102,938
Encompass Health Corp.	4.500	02-01-28	47,000	45,439
Global Medical Response, Inc. (8.750% Cash and 1.250% PIK) (A)	10.000	10-31-28	20,000	19,683
HealthEquity, Inc. (A)	4.500	10-01-29	16,000	15,071
LifePoint Health, Inc. (A)	10.000	06-01-32	36,000	38,206
LifePoint Health, Inc. (A)	11.000	10-15-30	108,000	121,214
Molina Healthcare, Inc. (A)	4.375	06-15-28	41,000	39,031
MPH Acquisition Holdings LLC (A)	5.500	09-01-28	21,000	16,394
MPH Acquisition Holdings LLC (A)	5.750	11-01-28	70,000	41,475
Owens & Minor, Inc. (A)	6.625	04-01-30	33,000	30,826
16	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
Pediatrix Medical Group, Inc. (A)	5.375	02-15-30	51,000	$46,325
Prime Healthcare Services, Inc. (A)	7.250	11-01-25	50,000	49,995
Radiology Partners, Inc. (4.275% Cash and 3.500% PIK) (A)	7.775	01-31-29	25,274	23,789
Surgery Center Holdings, Inc. (A)	7.250	04-15-32	30,000	30,982
Tenet Healthcare Corp.	6.125	10-01-28	90,000	90,225
Tenet Healthcare Corp.	6.750	05-15-31	147,000	150,871
Life sciences tools and services 0.2%
Avantor Funding, Inc. (A)	4.625	07-15-28	47,000	45,252
Fortrea Holdings, Inc. (A)	7.500	07-01-30	12,000	12,172
Pharmaceuticals 2.2%
Bausch Health Americas, Inc. (A)	8.500	01-31-27	14,000	10,360
Bausch Health Companies, Inc. (A)	5.500	11-01-25	48,000	44,957
Bausch Health Companies, Inc. (A)	6.250	02-15-29	69,000	36,398
Bausch Health Companies, Inc. (A)	9.000	12-15-25	33,000	29,370
Catalent Pharma Solutions, Inc. (A)	3.500	04-01-30	72,000	69,383
Endo Finance Holdings, Inc. (A)	8.500	04-15-31	41,000	43,211
IQVIA, Inc. (A)	5.000	10-15-26	200,000	197,060
Organon & Company (A)	6.750	05-15-34	200,000	201,791
Teva Pharmaceutical Finance Netherlands III BV	3.150	10-01-26	54,000	51,138
Industrials 13.6%				4,156,111
Aerospace and defense 2.3%
Bombardier, Inc. (A)	7.250	07-01-31	145,000	149,272
Spirit AeroSystems, Inc.	3.850	06-15-26	74,000	71,022
Spirit AeroSystems, Inc. (A)	9.750	11-15-30	51,000	56,839
TransDigm, Inc.	5.500	11-15-27	121,000	119,482
TransDigm, Inc. (A)	6.875	12-15-30	233,000	239,608
Triumph Group, Inc. (A)	9.000	03-15-28	51,000	53,718
Air freight and logistics 0.1%
Rand Parent LLC (A)	8.500	02-15-30	14,000	13,844
Building products 1.2%
ACProducts Holdings, Inc. (A)	6.375	05-15-29	35,000	20,825
Advanced Drainage Systems, Inc. (A)	6.375	06-15-30	15,000	15,100
Builders FirstSource, Inc. (A)	6.375	06-15-32	89,000	90,263
Camelot Return Merger Sub, Inc. (A)	8.750	08-01-28	33,000	32,809
CP Atlas Buyer, Inc. (A)	7.000	12-01-28	33,000	28,253
FXI Holdings, Inc. (A)	12.250	11-15-26	10,000	9,950
Griffon Corp.	5.750	03-01-28	12,000	11,747
Masterbrand, Inc. (A)	7.000	07-15-32	24,000	24,658
Miter Brands Acquisition Holdco, Inc. (A)	6.750	04-01-32	24,000	24,350
Resideo Funding, Inc. (A)	4.000	09-01-29	67,000	61,069
Resideo Funding, Inc. (A)	6.500	07-15-32	50,000	49,997
Signal Parent, Inc. (A)	6.125	04-01-29	11,000	7,461
Commercial services and supplies 2.1%
APX Group, Inc. (A)	6.750	02-15-27	60,000	59,930
CoreCivic, Inc.	8.250	04-15-29	29,000	30,521
Enviri Corp. (A)	5.750	07-31-27	38,000	36,870
GFL Environmental, Inc. (A)	4.375	08-15-29	194,000	181,437
Illuminate Buyer LLC (A)	9.000	07-01-28	19,000	19,062
Prime Security Services Borrower LLC (A)	3.375	08-31-27	31,000	28,928
Prime Security Services Borrower LLC (A)	6.250	01-15-28	184,000	183,395
The Geo Group, Inc.	8.625	04-15-29	72,000	74,967
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	17

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
The Geo Group, Inc.	10.250	04-15-31	22,000	$23,583
Construction and engineering 0.7%
Brand Industrial Services, Inc. (A)	10.375	08-01-30	41,000	45,023
Fluor Corp.	3.500	12-15-24	57,000	56,441
Foundation Building Materials, Inc. (A)	6.000	03-01-29	37,000	33,159
Global Infrastructure Solutions, Inc. (A)	7.500	04-15-32	37,000	37,277
Tutor Perini Corp. (A)	11.875	04-30-29	31,000	33,941
VM Consolidated, Inc. (A)	5.500	04-15-29	15,000	14,532
Electrical equipment 0.9%
EMRLD Borrower LP (A)	6.625	12-15-30	101,000	102,896
EnerSys (A)	4.375	12-15-27	16,000	15,357
Sensata Technologies, Inc. (A)	4.375	02-15-30	142,000	131,946
Spectrum Brands, Inc. (A)	3.875	03-15-31	35,000	29,322
Ground transportation 1.5%
Avis Budget Car Rental LLC (A)	5.750	07-15-27	44,000	42,324
Avis Budget Car Rental LLC (A)	8.000	02-15-31	45,000	44,631
RXO, Inc. (A)	7.500	11-15-27	19,000	19,523
The Hertz Corp. (A)	4.625	12-01-26	66,000	49,796
Uber Technologies, Inc. (A)	6.250	01-15-28	240,000	242,118
XPO, Inc. (A)	7.125	06-01-31	73,000	75,297
Industrial conglomerates 0.1%
Rayonier AM Products, Inc. (A)	7.625	01-15-26	30,000	28,544
Machinery 1.5%
Allison Transmission, Inc. (A)	5.875	06-01-29	69,000	68,986
Esab Corp. (A)	6.250	04-15-29	24,000	24,339
Hillenbrand, Inc.	3.750	03-01-31	22,000	19,292
JB Poindexter & Company, Inc. (A)	8.750	12-15-31	28,000	29,432
Madison IAQ LLC (A)	4.125	06-30-28	31,000	28,951
Madison IAQ LLC (A)	5.875	06-30-29	46,000	43,065
Mueller Water Products, Inc. (A)	4.000	06-15-29	16,000	14,929
Titan International, Inc.	7.000	04-30-28	15,000	14,568
TK Elevator US Newco, Inc. (A)	5.250	07-15-27	200,000	196,111
Trinity Industries, Inc. (A)	7.750	07-15-28	23,000	24,002
Passenger airlines 1.3%
American Airlines, Inc. (A)	5.500	04-20-26	44,331	44,034
American Airlines, Inc. (A)	5.750	04-20-29	154,000	150,489
American Airlines, Inc. (A)	8.500	05-15-29	40,000	41,180
United Airlines, Inc. (A)	4.625	04-15-29	96,000	90,724
VistaJet Malta Finance PLC (A)	9.500	06-01-28	65,000	58,172
Professional services 0.5%
CoreLogic, Inc. (A)	4.500	05-01-28	63,000	58,114
SS&C Technologies, Inc. (A)	6.500	06-01-32	103,000	104,912
Trading companies and distributors 1.1%
Beacon Roofing Supply, Inc. (A)	4.500	11-15-26	44,000	42,707
Beacon Roofing Supply, Inc. (A)	6.500	08-01-30	30,000	30,677
GYP Holdings III Corp. (A)	4.625	05-01-29	22,000	20,768
United Rentals North America, Inc.	3.875	11-15-27	204,000	194,570
WESCO Distribution, Inc. (A)	7.250	06-15-28	50,000	51,237
Transportation infrastructure 0.3%
Imola Merger Corp. (A)	4.750	05-15-29	89,000	83,765
18	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology 4.6%				$1,420,313
Communications equipment 1.0%
Ciena Corp. (A)	4.000	01-31-30	19,000	17,447
CommScope LLC (A)	6.000	03-01-26	73,000	68,524
CommScope LLC (A)	8.250	03-01-27	67,000	46,368
CommScope Technologies LLC (A)	6.000	06-15-25	71,000	66,651
Hughes Satellite Systems Corp.	5.250	08-01-26	14,000	10,671
Hughes Satellite Systems Corp.	6.625	08-01-26	15,000	7,034
Viasat, Inc. (A)	5.625	04-15-27	67,000	62,972
Viasat, Inc. (A)	6.500	07-15-28	48,000	39,076
Electronic equipment, instruments and components 0.1%
Zebra Technologies Corp. (A)	6.500	06-01-32	30,000	30,825
IT services 0.6%
Ahead DB Holdings LLC (A)	6.625	05-01-28	32,000	30,437
Amentum Escrow Corp. (A)	7.250	08-01-32	55,000	56,172
Fortress Intermediate 3, Inc. (A)	7.500	06-01-31	20,000	20,507
Go Daddy Operating Company LLC (A)	5.250	12-01-27	28,000	27,566
Newfold Digital Holdings Group, Inc. (A)	6.000	02-15-29	12,000	8,341
Newfold Digital Holdings Group, Inc. (A)	11.750	10-15-28	9,000	9,094
Rackspace Finance LLC (A)	3.500	05-15-28	12,000	5,197
Rackspace Technology Global, Inc. (A)	5.375	12-01-28	21,000	5,880
Unisys Corp. (A)	6.875	11-01-27	13,000	11,647
Semiconductors and semiconductor equipment 0.2%
Entegris, Inc. (A)	4.750	04-15-29	75,000	72,360
Software 2.2%
Alteryx, Inc. (A)	8.750	03-15-28	14,000	14,385
Capstone Borrower, Inc. (A)	8.000	06-15-30	47,000	48,687
Central Parent LLC (A)	8.000	06-15-29	21,000	21,542
Cloud Software Group, Inc. (A)	6.500	03-31-29	170,000	165,707
Cloud Software Group, Inc. (A)	9.000	09-30-29	107,000	106,401
McAfee Corp. (A)	7.375	02-15-30	87,000	81,154
NCR Voyix Corp. (A)	5.250	10-01-30	36,000	33,776
Open Text Holdings, Inc. (A)	4.125	12-01-31	135,000	120,186
UKG, Inc. (A)	6.875	02-01-31	45,000	46,253
Veritas US, Inc. (A)	7.500	09-01-25	28,000	24,360
Technology hardware, storage and peripherals 0.5%
Seagate HDD Cayman	4.125	01-15-31	82,000	74,346
Western Digital Corp.	2.850	02-01-29	66,000	58,250
Xerox Holdings Corp. (A)	5.000	08-15-25	29,000	28,497
Materials 10.7%				3,294,831
Chemicals 2.5%
Ashland, Inc. (A)	3.375	09-01-31	18,000	15,511
Ashland, Inc.	6.875	05-15-43	21,000	21,665
CVR Partners LP (A)	6.125	06-15-28	26,000	25,116
INEOS Finance PLC (A)	7.500	04-15-29	200,000	203,586
NOVA Chemicals Corp. (A)	4.250	05-15-29	51,000	46,136
Nufarm Australia, Ltd. (A)	5.000	01-27-30	32,000	29,435
SCIH Salt Holdings, Inc. (A)	4.875	05-01-28	26,000	24,239
SNF Group SACA (A)	3.375	03-15-30	200,000	172,084
The Chemours Company (A)	5.750	11-15-28	58,000	54,259
The Scotts Miracle-Gro Company	4.375	02-01-32	17,000	15,048
Trinseo Materials Operating SCA (A)	5.375	09-01-25	56,000	46,760
Tronox, Inc. (A)	4.625	03-15-29	63,000	57,381
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	19

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Chemicals (continued)
WR Grace Holdings LLC (A)	4.875	06-15-27	43,000	$41,586
WR Grace Holdings LLC (A)	5.625	08-15-29	21,000	19,216
Construction materials 1.8%
American Builders & Contractors Supply Company, Inc. (A)	3.875	11-15-29	38,000	34,391
AmeriTex HoldCo Intermediate LLC (A)	10.250	10-15-28	17,000	18,074
Knife River Corp. (A)	7.750	05-01-31	27,000	28,329
Oscar AcquisitionCo LLC (A)	9.500	04-15-30	12,000	11,234
Smyrna Ready Mix Concrete LLC (A)	8.875	11-15-31	70,000	75,436
Standard Industries, Inc. (A)	4.375	07-15-30	166,000	151,226
Standard Industries, Inc. (A)	6.500	08-15-32	175,000	175,318
White Cap Buyer LLC (A)	6.875	10-15-28	42,000	41,580
White Cap Parent LLC (8.250% Cash or 9.000% PIK) (A)	8.250	03-15-26	22,000	21,962
Containers and packaging 3.1%
Ardagh Metal Packaging Finance USA LLC (A)	6.000	06-15-27	200,000	198,807
Ball Corp.	3.125	09-15-31	100,000	85,362
Berry Global, Inc. (A)	4.500	02-15-26	103,000	100,603
Clydesdale Acquisition Holdings, Inc. (A)	6.875	01-15-30	30,000	29,887
Clydesdale Acquisition Holdings, Inc. (A)	8.750	04-15-30	35,000	34,349
Crown Americas LLC	4.250	09-30-26	185,000	178,868
Graham Packaging Company, Inc. (A)	7.125	08-15-28	31,000	30,216
Iris Holding, Inc. (A)	10.000	12-15-28	14,000	11,850
LABL, Inc. (A)	6.750	07-15-26	73,000	72,566
Mauser Packaging Solutions Holding Company (A)	7.875	04-15-27	33,000	34,057
Mauser Packaging Solutions Holding Company (A)	9.250	04-15-27	42,000	42,057
Sealed Air Corp. (A)	6.125	02-01-28	119,000	119,823
Trident TPI Holdings, Inc. (A)	12.750	12-31-28	27,000	29,515
Metals and mining 3.0%
Amsted Industries, Inc. (A)	4.625	05-15-30	39,000	35,936
ATI, Inc.	5.875	12-01-27	53,000	52,555
Cleveland-Cliffs, Inc. (A)	4.875	03-01-31	135,000	123,213
Commercial Metals Company	3.875	02-15-31	35,000	31,442
FMG Resources August 2006 Pty, Ltd. (A)	4.375	04-01-31	106,000	95,809
GrafTech Finance, Inc. (A)	4.625	12-15-28	70,000	48,641
Hudbay Minerals, Inc. (A)	4.500	04-01-26	26,000	25,426
IAMGOLD Corp. (A)	5.750	10-15-28	22,000	21,152
Kaiser Aluminum Corp. (A)	4.500	06-01-31	50,000	44,304
Mineral Resources, Ltd. (A)	9.250	10-01-28	69,000	73,379
Novelis Corp. (A)	3.250	11-15-26	174,000	165,542
Novelis Corp. (A)	4.750	01-30-30	59,000	55,747
Samarco Mineracao SA (0.000% Cash and 9.000% PIK) (A)	9.000	06-30-31	60,000	55,588
SunCoke Energy, Inc. (A)	4.875	06-30-29	53,000	48,471
Vibrantz Technologies, Inc. (A)	9.000	02-15-30	36,000	32,225
Paper and forest products 0.3%
Domtar Corp. (A)	6.750	10-01-28	9,000	8,192
Glatfelter Corp. (A)	4.750	11-15-29	11,000	9,318
Louisiana-Pacific Corp. (A)	3.625	03-15-29	22,000	20,361
Mercer International, Inc.	5.125	02-01-29	13,000	11,018
Mercer International, Inc.	5.500	01-15-26	40,000	38,980
Real estate 3.2%				984,264
Diversified REITs 0.1%
Global Net Lease, Inc. (A)	3.750	12-15-27	30,000	27,151
20	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Health care REITs 0.3%
Diversified Healthcare Trust	4.750	02-15-28	11,000	$9,318
Diversified Healthcare Trust (A)(B)	8.657	01-15-26	17,000	15,034
MPT Operating Partnership LP	3.500	03-15-31	55,000	36,137
MPT Operating Partnership LP	5.250	08-01-26	39,000	35,031
Hotel and resort REITs 0.6%
Service Properties Trust	4.375	02-15-30	21,000	15,715
Service Properties Trust	4.750	10-01-26	79,000	75,680
Service Properties Trust	5.500	12-15-27	47,000	44,786
Service Properties Trust	8.375	06-15-29	21,000	20,906
XHR LP (A)	6.375	08-15-25	29,000	29,003
Office REITs 0.2%
Brandywine Operating Partnership LP	8.875	04-12-29	14,000	14,871
Office Properties Income Trust (A)	9.000	03-31-29	26,000	24,283
Office Properties Income Trust (A)	9.000	09-30-29	13,000	10,290
Real estate management and development 0.6%
Cushman & Wakefield US Borrower LLC (A)	8.875	09-01-31	14,000	15,058
Forestar Group, Inc. (A)	3.850	05-15-26	45,000	43,513
Hunt Cos, Inc. (A)	5.250	04-15-29	20,000	18,833
Kennedy-Wilson, Inc.	4.750	02-01-30	14,000	11,965
Kennedy-Wilson, Inc.	5.000	03-01-31	55,000	46,417
The Howard Hughes Corp. (A)	4.125	02-01-29	67,000	61,476
Specialized REITs 1.4%
Iron Mountain, Inc. (A)	4.875	09-15-29	122,000	116,565
Iron Mountain, Inc. (A)	5.250	07-15-30	133,000	128,001
SBA Communications Corp.	3.875	02-15-27	79,000	76,061
Uniti Group LP (A)	4.750	04-15-28	107,000	92,408
Uniti Group LP (A)	6.000	01-15-30	22,000	15,762
Utilities 2.3%				714,129
Electric utilities 0.5%
Edison International (8.125% to 6-15-28, then 5 Year CMT + 3.864%)	8.125	06-15-53	58,000	60,763
NRG Energy, Inc. (A)	5.250	06-15-29	62,000	60,286
PG&E Corp.	5.250	07-01-30	53,000	51,214
Gas utilities 0.4%
AmeriGas Partners LP	5.750	05-20-27	9,000	8,709
Ferrellgas LP (A)	5.875	04-01-29	85,000	79,181
Suburban Propane Partners LP (A)	5.000	06-01-31	33,000	29,953
Independent power and renewable electricity producers 1.4%
Calpine Corp. (A)	4.500	02-15-28	31,000	29,696
Calpine Corp. (A)	4.625	02-01-29	24,000	22,679
Calpine Corp. (A)	5.125	03-15-28	31,000	30,024
Clearway Energy Operating LLC (A)	3.750	01-15-32	34,000	29,649
NextEra Energy Operating Partners LP (A)	4.500	09-15-27	157,000	150,335
Talen Energy Supply LLC (A)	8.625	06-01-30	22,000	23,708
Vistra Operations Company LLC (A)	5.625	02-15-27	139,000	137,932

	Yield (%)	Shares	Value
Short-term investments 0.0%			$860
(Cost $860)
Short-term funds 0.0%			860
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.2484(C)	860	860

SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	21

Total investments (Cost $29,820,382) 98.5%	$30,247,121
Other assets and liabilities, net 1.5%	449,854
Total net assets 100.0%	$30,696,975

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $25,633,297 or 83.5% of the fund’s net assets as of 7-31-24.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	The rate shown is the annualized seven-day yield as of 7-31-24.
The fund had the following country composition as a percentage of net assets on 7-31-24:
United States	88.0%
Canada	2.9%
United Kingdom	2.3%
Italy	1.1%
France	1.1%
Other countries	4.6%
TOTAL	100.0%
MORTGAGE-BACKED SECURITIES ETF

As of 7-31-24 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 58.8%				$27,993,493
(Cost $28,630,708)
U.S. Government 1.4%				697,456
U.S. Treasury
Bond	4.500	02-15-44	32,000	32,320
Bond	4.625	05-15-54	310,000	324,628
Note	4.375	05-15-34	332,000	340,508
U.S. Government Agency 57.4%				27,296,037
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	2.000	01-01-51	676,252	550,134
30 Yr Pass Thru	2.000	03-01-51	345,911	280,968
30 Yr Pass Thru	2.000	08-01-51	267,851	218,400
30 Yr Pass Thru	2.000	09-01-51	226,057	184,605
30 Yr Pass Thru	2.000	11-01-51	382,998	308,937
30 Yr Pass Thru	2.000	12-01-51	562,623	452,949
30 Yr Pass Thru	2.000	12-01-51	758,638	611,940
30 Yr Pass Thru	2.000	01-01-52	488,736	394,228
30 Yr Pass Thru	2.000	02-01-52	420,003	341,149
30 Yr Pass Thru	2.500	08-01-50	148,081	126,434
30 Yr Pass Thru	2.500	01-01-51	286,503	243,815
30 Yr Pass Thru	2.500	09-01-51	158,931	135,400
30 Yr Pass Thru	2.500	09-01-51	238,514	202,380
30 Yr Pass Thru	2.500	09-01-51	244,292	206,061
30 Yr Pass Thru	2.500	10-01-51	820,033	690,676
30 Yr Pass Thru	2.500	10-01-51	297,338	252,292
30 Yr Pass Thru	2.500	11-01-51	191,154	162,195
30 Yr Pass Thru	2.500	01-01-52	230,953	196,759
22	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	2.500	04-01-52	118,157	$100,442
30 Yr Pass Thru	3.000	05-01-51	241,315	214,370
30 Yr Pass Thru	3.000	06-01-51	216,804	191,377
30 Yr Pass Thru	3.000	01-01-52	506,004	445,709
30 Yr Pass Thru	3.500	09-01-47	306,277	282,490
30 Yr Pass Thru	3.500	03-01-52	213,369	194,315
30 Yr Pass Thru	3.500	04-01-52	109,924	100,005
30 Yr Pass Thru	3.500	04-01-52	88,826	81,226
30 Yr Pass Thru	3.500	05-01-52	202,186	184,825
30 Yr Pass Thru	3.500	07-01-52	269,058	245,871
30 Yr Pass Thru	4.000	05-01-52	214,681	202,023
30 Yr Pass Thru	4.000	07-01-52	192,016	180,500
30 Yr Pass Thru	4.000	09-01-52	194,088	182,717
30 Yr Pass Thru	4.000	09-01-52	130,108	122,965
30 Yr Pass Thru	4.000	10-01-52	290,701	273,992
30 Yr Pass Thru	4.500	07-01-52	787,820	765,140
30 Yr Pass Thru	4.500	10-01-52	117,645	114,100
30 Yr Pass Thru	5.000	06-01-53	309,466	305,596
30 Yr Pass Thru	5.000	07-01-53	197,513	195,204
30 Yr Pass Thru	5.000	07-01-53	145,916	145,120
30 Yr Pass Thru	5.500	12-01-52	319,267	321,679
30 Yr Pass Thru	5.500	04-01-53	201,725	202,200
30 Yr Pass Thru	5.500	07-01-53	387,489	390,708
30 Yr Pass Thru	5.500	10-01-53	235,603	237,810
30 Yr Pass Thru	5.500	03-01-54	93,019	93,222
Federal National Mortgage Association
30 Yr Pass Thru	2.000	10-01-50	393,082	318,668
30 Yr Pass Thru	2.000	02-01-51	345,349	279,972
30 Yr Pass Thru	2.000	03-01-51	124,200	101,231
30 Yr Pass Thru	2.000	04-01-51	680,869	553,677
30 Yr Pass Thru	2.000	07-01-51	267,682	218,765
30 Yr Pass Thru	2.000	07-01-51	559,927	455,853
30 Yr Pass Thru	2.000	07-01-51	183,778	149,275
30 Yr Pass Thru	2.000	07-01-51	210,823	171,835
30 Yr Pass Thru	2.000	08-01-51	345,078	281,370
30 Yr Pass Thru	2.000	08-01-51	241,476	194,933
30 Yr Pass Thru	2.000	09-01-51	502,416	411,386
30 Yr Pass Thru	2.000	09-01-51	613,195	497,112
30 Yr Pass Thru	2.000	10-01-51	599,007	489,167
30 Yr Pass Thru	2.000	03-01-52	582,461	469,102
30 Yr Pass Thru	2.500	04-01-51	239,343	200,840
30 Yr Pass Thru	2.500	07-01-51	259,188	220,975
30 Yr Pass Thru	2.500	07-01-51	306,885	258,859
30 Yr Pass Thru	2.500	08-01-51	456,797	388,165
30 Yr Pass Thru	2.500	08-01-51	503,933	429,006
30 Yr Pass Thru	2.500	08-01-51	273,192	232,402
30 Yr Pass Thru	2.500	08-01-51	181,618	152,401
30 Yr Pass Thru	2.500	11-01-51	311,955	263,525
30 Yr Pass Thru	2.500	12-01-51	235,421	200,050
30 Yr Pass Thru	2.500	12-01-51	633,706	539,286
30 Yr Pass Thru	2.500	01-01-52	233,574	198,188
30 Yr Pass Thru	2.500	03-01-52	233,179	196,068
30 Yr Pass Thru	2.500	04-01-52	410,405	348,936
30 Yr Pass Thru	3.000	11-01-46	315,410	282,459
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	23

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	11-01-46	184,627	$165,338
30 Yr Pass Thru	3.000	05-01-50	202,223	180,022
30 Yr Pass Thru	3.000	07-01-50	280,428	245,347
30 Yr Pass Thru	3.000	09-01-50	83,496	73,860
30 Yr Pass Thru	3.000	11-01-50	218,387	194,616
30 Yr Pass Thru	3.000	07-01-51	187,438	165,513
30 Yr Pass Thru	3.000	11-01-51	82,038	71,699
30 Yr Pass Thru	3.000	12-01-51	477,460	421,163
30 Yr Pass Thru	3.000	02-01-52	260,950	230,019
30 Yr Pass Thru	3.000	03-01-52	196,556	173,472
30 Yr Pass Thru	3.000	03-01-52	317,417	279,792
30 Yr Pass Thru	3.000	03-01-52	177,377	155,875
30 Yr Pass Thru	3.000	03-01-52	105,971	92,731
30 Yr Pass Thru	3.000	04-01-52	121,024	105,752
30 Yr Pass Thru	3.500	12-01-46	143,430	132,649
30 Yr Pass Thru	3.500	02-01-48	221,421	204,294
30 Yr Pass Thru	3.500	12-01-49	249,328	228,640
30 Yr Pass Thru	3.500	04-01-51	187,955	172,829
30 Yr Pass Thru	3.500	08-01-51	315,569	288,299
30 Yr Pass Thru	3.500	12-01-51	124,458	114,675
30 Yr Pass Thru	3.500	03-01-52	120,955	110,795
30 Yr Pass Thru	3.500	04-01-52	143,457	130,646
30 Yr Pass Thru	3.500	06-01-52	267,672	243,936
30 Yr Pass Thru	3.500	09-01-52	212,235	193,083
30 Yr Pass Thru	4.000	04-01-47	96,146	91,679
30 Yr Pass Thru	4.000	03-01-48	112,683	107,202
30 Yr Pass Thru	4.000	06-01-49	93,007	88,570
30 Yr Pass Thru	4.000	06-01-49	100,822	96,233
30 Yr Pass Thru	4.000	04-01-50	102,627	97,955
30 Yr Pass Thru	4.000	06-01-52	244,051	230,176
30 Yr Pass Thru	4.000	06-01-52	161,072	151,915
30 Yr Pass Thru	4.000	07-01-52	241,002	227,527
30 Yr Pass Thru	4.000	10-01-52	107,362	101,191
30 Yr Pass Thru	4.500	06-01-52	306,367	298,186
30 Yr Pass Thru	4.500	10-01-52	134,540	130,569
30 Yr Pass Thru	4.500	11-01-52	86,771	84,210
30 Yr Pass Thru	4.500	06-01-53	76,868	74,071
30 Yr Pass Thru	4.500	07-01-53	106,880	103,684
30 Yr Pass Thru	5.000	09-01-52	190,693	188,374
30 Yr Pass Thru	5.000	06-01-53	185,256	183,226
30 Yr Pass Thru	5.000	07-01-53	109,785	108,591
30 Yr Pass Thru	5.000	07-01-53	104,213	102,688
30 Yr Pass Thru	5.500	10-01-52	154,848	155,766

30 Yr Pass Thru	5.500	11-01-53	462,026	462,745
Collateralized mortgage obligations 27.8%				$13,243,017
(Cost $13,694,824)
Commercial and residential 16.9%				8,039,274
A&D Mortgage Trust
Series 2024-NQM3, Class A2 (6.654% to 6-1-28, then 7.654% thereafter) (A)	6.654	07-25-69	196,148	198,009
Agate Bay Mortgage Trust
Series 2013-1, Class A1 (A)(B)	3.500	07-25-43	164,361	150,091
Angel Oak Mortgage Trust LLC
Series 2020-3, Class A2 (A)(B)	2.410	04-25-65	78,091	73,129
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (A)	4.800	11-26-68	188,677	185,250
24	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Arizona Biltmore Trust
Series 2024-BILT, Class C (A)	6.361	06-11-29	200,000	$203,832
Arroyo Mortgage Trust
Series 2019-1, Class A3 (A)(B)	4.208	01-25-49	140,076	136,417
BANK
Series 2024-BNK47, Class A5	5.716	06-15-57	225,000	236,885
BBCMS Mortgage Trust
Series 2024-5C27, Class B (B)	6.700	07-15-57	200,000	209,092
Series 2024-C26, Class A5	5.829	05-15-57	225,000	239,364
Bellemeade Re, Ltd.
Series 2021-3A, Class M2 (30 day Average SOFR + 3.150%) (A)(C)	8.497	09-25-31	200,000	201,423
BRAVO Residential Funding Trust
Series 2021-NQM1, Class M1 (A)(B)	2.316	02-25-49	100,000	80,457
Series 2023-NQM5, Class A2 (6.860% to 7-1-27, then 7.860% thereafter) (A)	6.860	06-25-63	191,685	193,429
Bunker Hill Loan Depositary Trust
Series 2019-3, Class M1 (A)	3.269	11-25-59	100,000	94,309
BX Trust
Series 2019-OC11, Class D (A)(B)	3.944	12-09-41	200,000	179,377
COLT Mortgage Loan Trust
Series 2021-4, Class B1 (A)(B)	3.764	10-25-66	200,000	148,563
Series 2021-HX1, Class B1 (A)(B)	3.110	10-25-66	100,000	73,862
Cross Mortgage Trust
Series 2024-H1, Class A3 (6.490% to 1-1-28, then 7.490% thereafter) (A)	6.490	12-25-68	136,298	137,173
Series 2024-H2, Class A3 (6.518% to 3-1-28, then 7.518% thereafter) (A)	6.518	04-25-69	195,186	196,128
CSMC Trust
Series 2022-NQM4, Class A1A (4.819% to 6-1-26, then 5.819% thereafter) (A)	4.819	06-25-67	262,266	260,608
Ellington Financial Mortgage Trust
Series 2022-3, Class A1 (5.000% to 7-1-26, then 6.000% thereafter) (A)	5.000	08-25-67	284,206	284,804
Series 2022-4, Class A1 (5.900% to 12-1-26, then 6.900% thereafter) (A)	5.900	09-25-67	295,577	296,331
Extended Stay America Trust
Series 2021-ESH, Class C (1 month CME Term SOFR + 1.814%) (A)(C)	7.143	07-15-38	181,283	180,320
Flagstar Mortgage Trust
Series 2021-6INV, Class A4 (A)(B)	2.500	08-25-51	191,765	156,323
GCAT
Series 2024-NQM2, Class M1 (A)(B)	6.569	06-25-59	200,000	202,806
GS Mortgage-Backed Securities Trust
Series 2023-PJ2, Class A3 (A)(B)	5.000	05-25-53	266,126	258,662
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class M1 (A)(B)	2.489	09-25-56	200,000	138,084
Series 2022-NQM5, Class A3 (6.250% to 7-1-26, then 7.250% thereafter) (A)	6.250	08-25-67	80,078	79,285
JPMorgan Mortgage Trust
Series 2019-INV3, Class A15 (A)(B)	3.500	05-25-50	135,754	122,606
Series 2019-INV3, Class B3 (A)(B)	4.365	05-25-50	211,048	189,336
Series 2022-DSC1, Class A1 (A)(B)	4.750	01-25-63	219,639	213,502
MFA Trust
Series 2020-NQM3, Class M1 (A)(B)	2.654	01-26-65	100,000	89,365
Series 2023-NQM1, Class A2 (5.750% to 1-1-27, then 6.750% thereafter) (A)	5.750	11-25-67	124,003	123,796
New Residential Mortgage Loan Trust
Series 2019-4A, Class A1B (A)(B)	3.500	12-25-58	61,317	57,291
OBX Trust
Series 2020-EXP2, Class A8 (A)(B)	3.000	05-25-60	75,107	64,223
Series 2024-NQM3, Class A3 (6.433% to 2-1-28, then 7.433% thereafter) (A)	6.433	12-25-63	236,618	238,024
Ready Capital Mortgage Trust
Series 2019-5, Class E (A)(B)	5.345	02-25-52	250,000	213,924
Toorak Mortgage Trust
Series 2024-RRTL1, Class A1 (6.597% to 8-25-26, then 7.597% thereafter) (A)	6.597	02-25-39	200,000	201,380
Towd Point Mortgage Trust
Series 2019-4, Class B1B (A)(B)	3.500	10-25-59	315,000	246,425
Verus Securitization Trust
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	25

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2019-4, Class A1 (A)	3.642	11-25-59	53,506	$52,251
Series 2020-5, Class A1 (1.218% to 10-1-24, then 2.218% thereafter) (A)	1.218	05-25-65	72,534	68,715
Series 2021-1, Class A2 (A)(B)	1.052	01-25-66	72,215	63,949
Series 2021-3, Class A3 (A)(B)	1.437	06-25-66	70,782	60,652
Series 2022-4, Class A1 (4.474% to 4-1-26, then 5.474% thereafter) (A)	4.474	04-25-67	73,853	73,215
Series 2023-6, Class M1 (A)(B)	7.458	09-25-68	100,000	103,300
Series 2023-8, Class A2 (6.664% to 12-1-27, then 7.664% thereafter) (A)	6.664	12-25-68	263,628	265,873
Series 2024-1, Class A3 (6.118% to 1-1-28, then 7.118% thereafter) (A)	6.118	01-25-69	228,672	228,615
Series 2024-2, Class A3 (6.501% to 2-1-28, then 7.501% thereafter) (A)	6.501	02-25-69	171,844	172,658
Series 2024-4, Class M1 (A)(B)	6.700	06-25-69	200,000	203,325
Visio Trust
Series 2019-2, Class A1 (A)(B)	2.722	11-25-54	32,843	31,607
Series 2020-1, Class A3 (A)(B)	3.521	08-25-55	176,000	161,229
U.S. Government Agency 10.9%				5,203,743
Federal Home Loan Mortgage Corp.
Series 2019-HQA2, Class B1 (30 day Average SOFR + 4.214%) (A)(C)	9.562	04-25-49	200,000	215,250
Series 2021-HQA3, Class B1 (30 day Average SOFR + 3.350%) (A)(C)	8.697	09-25-41	200,000	206,105
Series 2022-DNA3, Class M2 (30 day Average SOFR + 4.350%) (A)(C)	9.697	04-25-42	335,000	357,471
Series 5150, Class IS IO (C)	0.000	08-25-51	1,741,000	116,360
Series 5250, Class AY	2.000	01-25-55	449,991	290,542
Series K109, Class X1 IO	1.577	04-25-30	1,971,811	142,340
Series K116, Class X1 IO	1.421	07-25-30	2,719,529	179,699
Series K118, Class X1 IO	0.955	09-25-30	3,166,142	148,099
Series X2FX, Class X1 IO	0.638	09-25-25	7,585,576	77,571
Federal National Mortgage Association
Series 2021-R01, Class 1B1 (30 day Average SOFR + 3.100%) (A)(C)	8.447	10-25-41	300,000	309,073
Series 2022-22, Class B	2.000	07-25-54	400,000	240,172
Series 2022-R02, Class 2B1 (30 day Average SOFR + 4.500%) (A)(C)	9.847	01-25-42	300,000	315,995
Series 2022-R06, Class 1M2 (30 day Average SOFR + 3.850%) (A)(C)	9.197	05-25-42	400,000	425,688
Series 2023-R03, Class 2M2 (30 day Average SOFR + 3.900%) (A)(C)	9.247	04-25-43	200,000	214,149
Series 2023-R04, Class 1B1 (30 day Average SOFR + 5.350%) (A)(C)	10.698	05-25-43	300,000	330,985
Series 2024-R01, Class 1B1 (30 day Average SOFR + 2.700%) (A)(C)	8.047	01-25-44	300,000	306,353
Series 2024-R03, Class 2B1 (30 day Average SOFR + 2.800%) (A)(C)	8.148	03-25-44	300,000	304,052
Series 2024-R04, Class 1B1 (30 day Average SOFR + 2.200%) (A)(C)	7.547	05-25-44	130,000	131,117
Government National Mortgage Association
Series 2014-135, Class IO	0.415	01-16-56	13,980,215	281,095
Series 2017-159, Class IO	0.432	06-16-59	3,832,253	100,820
Series 2018-23, Class IO	0.586	11-16-59	1,257,201	35,834
Series 2021-178, Class IA IO	0.100	10-16-61	37,510,191	181,099
Series 2022-141, Class BC	2.100	06-16-64	265,000	148,171

Series 2023-197, Class IO	1.318	09-16-65	1,638,662	145,703
Asset backed securities 12.6%				$5,967,749
(Cost $5,858,726)
Asset backed securities 12.6%				5,967,749
Amur Equipment Finance Receivables XIV LLC
Series 2024-2A, Class D (A)	5.970	10-20-31	150,000	150,216
Apex Credit CLO, Ltd.
Series 2019-2A, Class D (3 month CME Term SOFR + 4.312%) (A)(C)	9.596	10-25-32	150,000	150,274
Capital Automotive REIT
Series 2024-2A, Class A2 (A)	5.250	05-15-54	99,792	98,223
CARS-DB6 LP
Series 2022-1A, Class B (A)	4.680	03-15-52	175,000	158,020
Carvana Auto Receivables Trust
Series 2023-P5, Class C (A)	6.550	02-11-30	224,000	232,040
CyrusOne Data Centers Issuer I LLC
Series 2024-3A, Class A2 (A)	4.650	05-20-49	300,000	275,616
26	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
DB Master Finance LLC
Series 2021-1A, Class A23 (A)	2.791	11-20-51	195,000	$166,456
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (A)	3.475	04-15-49	200,000	182,519
Domino’s Pizza Master Issuer LLC
Series 2021-1A, Class A2II (A)	3.151	04-25-51	291,750	257,397
Driven Brands Funding LLC
Series 2024-1A, Class A2 (A)	6.372	10-20-54	200,000	202,553
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class D (A)	3.320	08-27-35	77,837	71,516
EnFin Residential Solar Receivables Trust
Series 2024-1A, Class A (A)	6.650	02-20-55	195,191	201,905
ExteNet Systems
Series 2024-1A, Class B (A)	6.150	07-25-54	200,000	200,014
FirstKey Homes Trust
Series 2021-SFR2, Class E1 (A)	2.258	09-17-38	200,000	184,634
Five Guys Holdings, Inc.
Series 2023-1A, Class A2 (A)	7.549	01-26-54	250,000	263,574
Hotwire Funding LLC
Series 2024-1A, Class B (A)	6.672	06-20-54	250,000	257,058
LCM XV LP
Series 15A, Class DR (3 month CME Term SOFR + 3.962%) (A)(C)	9.244	07-20-30	250,000	249,597
MetroNet Infrastructure Issuer LLC
Series 2022-1A, Class B (A)	7.460	10-20-52	250,000	254,357
MVW LLC
Series 2023-2A, Class C (A)	7.060	11-20-40	83,925	85,984
Neighborly Issuer LLC
Series 2023-1A, Class A2 (A)	7.308	01-30-53	295,500	300,927
Progress Residential Trust
Series 2021-SFR3, Class E2 (A)	2.688	05-17-26	150,000	139,720
Series 2021-SFR4, Class E1 (A)	2.409	05-17-38	150,000	139,865
Series 2021-SFR5, Class E2 (A)	2.359	07-17-38	225,000	208,430
SEB Funding LLC
Series 2024-1A, Class A2 (A)	7.386	04-30-54	225,000	230,253
SERVPRO Master Issuer LLC
Series 2024-1A, Class A2 (A)	6.174	01-25-54	199,000	204,953
STORE Master Funding LLC
Series 2019-1, Class A2 (A)	3.650	11-20-49	189,100	159,282
Series 2023-1A, Class A2 (A)	6.920	06-20-53	248,542	255,478
Subway Funding LLC
Series 2024-1A, Class A23 (A)	6.505	07-30-54	250,000	259,786
Switch ABS Issuer LLC
Series 2024-2A, Class B (A)	6.200	06-25-54	200,000	196,308
VB-S1 Issuer LLC
Series 2022-1A, Class F (A)	5.268	02-15-52	250,000	230,794

	Yield (%)	Shares	Value
Short-term investments 0.5%			$230,859
(Cost $230,845)
Short-term funds 0.5%			230,859
John Hancock Collateral Trust (D)	5.4652(E)	23,086	230,859

Total investments (Cost $48,415,103) 99.7%	$47,435,118
Other assets and liabilities, net 0.3%	128,779
Total net assets 100.0%	$47,563,897

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	27

Security Abbreviations and Legend
CME	CME Group Published Rates
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $16,437,920 or 34.6% of the fund’s net assets as of 7-31-24.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 7-31-24.
DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	5	Long	Sep 2024	$545,085	$559,062	$13,977
U.S. Treasury Long Bond Futures	10	Long	Sep 2024	1,172,905	1,207,812	34,907
						$48,884
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
PREFERRED INCOME ETF

As of 7-31-24 (unaudited)
	Shares	Value
Preferred securities 48.9%		$21,261,940
(Cost $21,332,946)
Communication services 3.1%		1,367,327
Wireless telecommunication services 3.1%
Telephone & Data Systems, Inc., 6.000%	21,752	375,440
Telephone & Data Systems, Inc., 6.625%	15,412	298,530
U.S. Cellular Corp., 5.500%	7,394	150,838
U.S. Cellular Corp., 5.500%	7,530	153,612
U.S. Cellular Corp., 6.250%	17,734	388,907
Consumer discretionary 0.7%		298,453
Broadline retail 0.7%
Qurate Retail, Inc., 8.000%	6,047	223,799
QVC, Inc., 6.250%	6,458	74,654
Financials 32.0%		13,888,293
Banks 11.6%
Bank of America Corp., 6.450% (6.450% to 12-15-66, then 3 month LIBOR + 1.327%)	8,256	211,354
Bank of America Corp., 7.250%	406	485,986
Bank of Hawaii Corp., 8.000%	8,275	214,405
Citigroup Capital XIII, 11.887% (3 month CME Term SOFR + 6.632%) (A)	23,597	688,324
Citizens Financial Group, Inc., 7.375%	12,642	323,130
Fifth Third Bancorp, 6.000%	14,242	338,248
First Citizens BancShares, Inc., 5.375%	6,537	143,814
Fulton Financial Corp., 5.125%	8,523	158,528
Huntington Bancshares, Inc., 6.875% (6.875% to 4-15-28, then 5 Year CMT + 2.704%)	10,659	262,318
KeyCorp, 5.650%	11,549	250,382
KeyCorp, 6.125% (6.125% to 12-15-26, then 3 month CME Term SOFR + 4.154%)	1,125	26,798
KeyCorp, 6.200% (6.200% to 12-15-27, then 5 Year CMT + 3.132%)	3,578	82,044
M&T Bank Corp., 7.500%	13,230	348,081
Regions Financial Corp., 4.450%	10,774	191,023
28	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Regions Financial Corp., 6.950% (6.950% to 9-15-29, then 5 Year CMT + 2.771%)	15,700	$392,814
Synovus Financial Corp., 8.861% (3 month CME Term SOFR + 3.614%) (A)	11,210	284,061
Wells Fargo & Company, 4.750%	1,062	21,665
Wells Fargo & Company, 7.500%	327	393,299
WesBanco, Inc., 6.750% (6.750% to 11-15-25, then 5 Year CMT + 6.557%)	8,741	222,284
Capital markets 5.9%
Affiliated Managers Group, Inc., 6.750%	17,900	450,364
Brookfield Finance, Inc., 4.625%	16,767	277,662
Carlyle Finance LLC, 4.625%	2,138	39,168
Morgan Stanley, 6.375%	15,300	384,030
Morgan Stanley, 6.500%	11,500	295,550
Morgan Stanley, 6.625%	5,825	150,635
Morgan Stanley, 6.875%	7,213	181,984
Morgan Stanley, 7.125%	13,324	337,897
TPG Operating Group II LP, 6.950%	16,348	419,980
Consumer finance 1.0%
Synchrony Financial, 8.250% (8.250% to 5-15-29, then 5 Year CMT + 4.044%)	17,262	440,354
Financial services 2.4%
Apollo Global Management, Inc., 7.625% (7.625% to 12-15-28, then 5 Year CMT + 3.226%)	18,290	490,355
Jackson Financial, Inc., 8.000% (8.000% to 3-30-28, then 5 Year CMT + 3.728%)	4,678	120,646
KKR Group Finance Company IX LLC, 4.625%	18,386	353,931
National Rural Utilities Cooperative Finance Corp., 5.500%	3,471	85,213
Insurance 11.1%
AEGON Funding Company LLC, 5.100%	19,812	421,797
American Financial Group, Inc., 5.125%	9,785	209,595
American National Group, Inc., 5.950% (5.950% to 12-1-24, then 5 Year CMT + 4.322%)	575	14,116
American National Group, Inc., 6.625% (6.625% to 9-1-25, then 5 Year CMT + 6.297%)	9,137	227,054
Athene Holding, Ltd., 6.350% (6.350% to 6-30-29, then 3 month LIBOR + 4.253%)	25,441	616,944
Athene Holding, Ltd., 7.750% (7.750% to 12-30-27, then 5 Year CMT + 3.962%)	22,371	577,619
Brighthouse Financial, Inc., 6.600%	24,890	570,728
Enstar Group, Ltd., 7.000% (7.000% to 9-1-28, then 3 month LIBOR + 4.015%)	7,766	163,086
F&G Annuities & Life, Inc., 7.950%	15,508	404,759
Lincoln National Corp., 9.000%	16,841	467,338
Reinsurance Group of America, Inc., 7.125% (7.125% to 10-15-27, then 5 Year CMT + 3.456%)	21,909	566,129
RenaissanceRe Holdings, Ltd., 4.200%	9,464	167,797
The Allstate Corp., 7.375%	6,492	172,752
Unum Group, 6.250%	9,784	242,252
Industrials 0.6%		256,485
Trading companies and distributors 0.6%
WESCO International, Inc., 10.625% (10.625% to 6-22-25, then 5 Year CMT + 10.325%)	9,827	256,485
Real estate 1.3%		565,362
Hotel and resort REITs 0.6%
Pebblebrook Hotel Trust, 6.375%	13,014	261,972
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	29

	Shares	Value
Real estate (continued)
Office REITs 0.4%
Vornado Realty Trust, 5.400%	11,103	$174,206
Specialized REITs 0.3%
Public Storage, 4.625%	6,370	129,184
Utilities 11.2%		4,886,020
Electric utilities 5.7%
Duke Energy Corp., 5.750%	16,359	407,012
NextEra Energy, Inc., 6.926%	16,364	722,634
NextEra Energy, Inc., 7.299%	3,000	156,150
SCE Trust III, 8.591% (3 month CME Term SOFR + 3.252%) (A)	6,368	160,410
SCE Trust VI, 5.000%	16,433	321,594
SCE Trust VII, 7.500%	14,550	380,774
SCE Trust VIII, 6.950%	13,854	351,060
Gas utilities 0.3%
South Jersey Industries, Inc., 5.625%	8,524	109,926
Multi-utilities 5.2%
Algonquin Power & Utilities Corp., 9.603% (3 month LIBOR + 4.010% to 7-1-29, then 3 month LIBOR + 4.260% to 7-1-49, then 3 month LIBOR + 5.010%) (A)	24,448	615,601
CMS Energy Corp., 5.625%	9,238	220,603
CMS Energy Corp., 5.875%	3,355	80,486
CMS Energy Corp., 5.875%	20,502	494,713
DTE Energy Company, 5.250%	15,128	349,154

Sempra, 5.750%	21,944	515,903
Common stocks 1.3%		$542,066
(Cost $491,638)
Communication services 0.5%		206,652
Diversified telecommunication services 0.5%
Verizon Communications, Inc.	5,100	206,652
Utilities 0.8%		335,414
Multi-utilities 0.8%
Algonquin Power & Utilities Corp.	53,753	335,414

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 44.6%				$19,393,098
(Cost $18,459,389)
Communication services 0.5%				209,332
Media 0.5%
Paramount Global (6.375% to 3-30-27, then 5 Year CMT + 3.999% to 3-30-32, then 5 Year CMT + 4.249% to 3-30-47, then 5 Year CMT + 4.999%)	6.375	03-30-62	228,000	209,332
Consumer discretionary 1.7%				733,279
Automobiles 1.7%
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (B)	5.700	09-30-30	207,000	196,377
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (B)	6.500	09-30-28	548,000	536,902
Energy 5.1%				2,249,009
Oil, gas and consumable fuels 5.1%
Enbridge, Inc. (7.200% to 6-27-34, then 5 Year CMT + 2.970%)	7.200	06-27-54	290,000	295,131
30	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Enbridge, Inc. (7.375% to 1-15-28, then 5 Year CMT + 3.708% to 1-15-33, then 5 Year CMT + 3.958% to 1-15-48, then 5 Year CMT + 4.708%)	7.375	01-15-83	134,000	$134,798
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	336,000	367,472
Energy Transfer LP (6.625% to 2-15-28, then 3 month LIBOR + 4.155%) (B)	6.625	02-15-28	1,018,000	998,058
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (B)	7.125	05-15-30	455,000	453,550
Financials 28.1%				12,204,368
Banks 20.5%
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (B)	9.625	05-21-33	221,000	252,241
Bank of America Corp. (5.875% to 3-15-28, then 3 month CME Term SOFR + 3.193%) (B)	5.875	03-15-28	542,000	534,455
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (B)	6.125	04-27-27	543,000	543,983
Barclays PLC (9.625% to 6-15-30, then 5 Year SOFR ICE Swap Rate + 5.775%) (B)	9.625	12-15-29	221,000	241,355
Citigroup, Inc. (7.375% to 5-15-28, then 5 Year CMT + 3.209%) (B)	7.375	05-15-28	352,000	360,957
Citigroup, Inc. (7.625% to 11-15-28, then 5 Year CMT + 3.211%) (B)	7.625	11-15-28	428,000	445,112
Citizens Financial Group, Inc. (3 month CME Term SOFR + 3.419%) (A)(B)	8.733	10-06-24	562,000	557,615
CoBank ACB (6.450% to 10-1-27, then 5 Year CMT + 3.487%) (B)	6.450	10-01-27	324,000	321,689
CoBank ACB (7.250% to 7-1-29, then 5 Year CMT + 2.880%) (B)	7.250	07-01-29	185,000	188,844
Comerica, Inc. (5.625% to 10-1-25, then 5 Year CMT + 5.291%) (B)	5.625	07-01-25	362,000	353,986
Huntington Bancshares, Inc. (5.625% to 7-15-30, then 10 Year CMT + 4.945%) (B)	5.625	07-15-30	342,000	327,582
JPMorgan Chase & Co. (4.600% to 2-1-25, then 3 month CME Term SOFR + 3.125%) (B)	4.600	02-01-25	556,000	551,820
JPMorgan Chase & Co. (6.875% to 6-1-29, then 5 Year CMT + 2.737%) (B)	6.875	06-01-29	348,000	359,572
KeyCorp (5.000% to 9-15-26, then 3 month CME Term SOFR + 3.868%) (B)	5.000	09-15-26	200,000	182,837
M&T Bank Corp. (3.500% to 9-1-26, then 5 Year CMT + 2.679%) (B)	3.500	09-01-26	570,000	491,377
Societe Generale SA (10.000% to 5-14-29, then 5 Year CMT + 5.448%) (B)(C)	10.000	11-14-28	190,000	200,605
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%)	8.625	10-27-82	375,000	397,238
The PNC Financial Services Group, Inc. (6.000% to 5-15-27, then 5 Year CMT + 3.000%) (B)	6.000	05-15-27	570,000	561,964
The PNC Financial Services Group, Inc. (6.200% to 9-15-27, then 5 Year CMT + 3.238%) (B)	6.200	09-15-27	572,000	570,515
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (B)	6.250	03-15-30	304,000	296,353
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%)	8.125	10-31-82	433,000	451,445
Wells Fargo & Company (6.850% to 9-15-29, then 5 Year CMT + 2.767%) (B)	6.850	09-15-29	275,000	278,308
Wells Fargo & Company (7.625% to 9-15-28, then 5 Year CMT + 3.606%) (B)	7.625	09-15-28	420,000	446,742
Capital markets 3.6%
State Street Corp. (6.700% to 3-15-29, then 5 Year CMT + 2.613%) (B)	6.700	03-15-29	377,000	377,402
The Charles Schwab Corp. (4.000% to 12-1-30, then 10 Year CMT + 3.079%) (B)	4.000	12-01-30	235,000	198,398
The Charles Schwab Corp. (5.000% to 6-1-27, then 5 Year CMT + 3.256%) (B)	5.000	06-01-27	237,000	223,543
The Goldman Sachs Group, Inc. (7.500% to 2-10-29, then 5 Year CMT + 3.156%) (B)	7.500	02-10-29	434,000	454,027
The Goldman Sachs Group, Inc. (7.500% to 5-10-29, then 5 Year CMT + 2.809%) (B)	7.500	05-10-29	298,000	307,137
Consumer finance 0.5%
Discover Financial Services (6.125% to 9-23-25, then 5 Year CMT + 5.783%) (B)	6.125	06-23-25	219,000	217,372
Financial services 0.4%
Voya Financial, Inc. (5 Year CMT + 3.358%) (A)(B)	7.758	09-15-28	175,000	184,079
Insurance 3.1%
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (C)	7.950	10-15-54	175,000	177,597
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	31

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Markel Group, Inc. (6.000% to 6-1-25, then 5 Year CMT + 5.662%) (B)	6.000	06-01-25	321,000	$319,091
MetLife, Inc. (5.875% to 3-15-28, then 3 month CME Term SOFR + 3.221%) (B)	5.875	03-15-28	288,000	286,670
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (B)(C)	6.500	11-13-26	361,000	302,201
SBL Holdings, Inc. (7.000% to 5-13-25, then 5 Year CMT + 5.580%) (B)(C)	7.000	05-13-25	271,000	240,256
Utilities 9.2%				3,997,110
Electric utilities 4.2%
Edison International (5.000% to 3-15-27, then 5 Year CMT + 3.901% to 3-15-32, then 5 Year CMT + 4.151% to 3-15-47, then 5 Year CMT + 4.901%) (B)	5.000	12-15-26	213,000	204,705
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (B)	5.375	03-15-26	634,000	619,511
Entergy Corp. (7.125% to 12-1-29, then 5 Year CMT + 2.670%)	7.125	12-01-54	225,000	225,103
EUSHI Finance, Inc. (7.625% to 12-15-29, then 5 Year CMT + 3.136%) (C)	7.625	12-15-54	305,000	310,745
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (B)(C)	10.250	03-15-28	432,000	478,699
Independent power and renewable electricity producers 3.6%
The AES Corp. (7.600% to 1-15-30, then 5 Year CMT + 3.201%)	7.600	01-15-55	391,000	397,874
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (B)(C)	8.000	10-15-26	564,000	577,328
Vistra Corp. (8.875% to 1-15-29, then 5 Year CMT + 5.045%) (B)(C)	8.875	01-15-29	562,000	590,652
Multi-utilities 1.4%
Dominion Energy, Inc. (4.350% to 4-15-27, then 5 Year CMT + 3.195%) (B)	4.350	01-15-27	190,000	180,305
NiSource, Inc. (6.950% to 11-30-29, then 5 Year CMT + 2.451%)	6.950	11-30-54	200,000	202,816

Sempra (6.875% to 10-1-29, then 5 Year CMT + 2.789%)	6.875	10-01-54	209,000	209,372
Convertible bonds 1.0%				$424,400
(Cost $400,000)
Utilities 1.0%				424,400
Electric utilities 1.0%

PNM Resources, Inc. (C)	5.750	06-01-54	400,000	424,400

Capital preferred securities 0.6%				$280,061
(Cost $281,674)
Financials 0.6%				280,061
Insurance 0.6%
MetLife Capital Trust IV (7.875% to 12-15-37, then 3 month CME Term SOFR + 4.222%) (C)	7.875	12-15-67	259,000	280,061

	Yield (%)	Shares	Value
Short-term investments 2.4%			$1,032,326
(Cost $1,032,219)
Short-term funds 2.4%			1,032,326
John Hancock Collateral Trust (D)	5.4652(E)	103,234	1,032,326
Total investments (Cost $41,997,866) 98.8%			$42,933,891
Other assets and liabilities, net 1.2%			522,571
Total net assets 100.0%			$43,456,462

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
32	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 7-31-24.
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	33

Notes to Funds’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the funds use the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day.  Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The funds use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the funds’ investments as of July 31, 2024, by major security category or type:
	Total value at 7-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate Bond ETF
Investments in securities:
Assets
Corporate bonds	$54,864,881	—	$54,864,881	—
Short-term investments	155,400	$155,400	—	—
Total investments in securities	$55,020,281	$155,400	$54,864,881	—

Dynamic Municipal Bond ETF
Investments in securities:
Assets
Municipal bonds	$23,730,643	—	$23,730,643	—
Short-term investments	121,609	$121,609	—	—
Total investments in securities	$23,852,252	$121,609	$23,730,643	—

High Yield ETF
Investments in securities:
Assets
Corporate bonds	$30,246,261	—	$30,246,261	—
Short-term investments	860	$860	—	—
Total investments in securities	$30,247,121	$860	$30,246,261	—

34	|

	Total value at 7-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Mortgage-Backed Securities ETF
Investments in securities:
Assets
U.S. Government and Agency obligations	$27,993,493	—	$27,993,493	—
Collateralized mortgage obligations	13,243,017	—	13,243,017	—
Asset backed securities	5,967,749	—	5,967,749	—
Short-term investments	230,859	$230,859	—	—
Total investments in securities	$47,435,118	$230,859	$47,204,259	—
Derivatives:
Assets
Futures	$48,884	$48,884	—	—

Preferred Income ETF
Investments in securities:
Assets
Preferred securities	$21,261,940	$21,152,014	$109,926	—
Common stocks	542,066	542,066	—	—
Corporate bonds	19,393,098	—	19,393,098	—
Convertible bonds	424,400	—	424,400	—
Capital preferred securities	280,061	—	280,061	—
Short-term investments	1,032,326	1,032,326	—	—
Total investments in securities	$42,933,891	$22,726,406	$20,207,485	—
Investment in affiliated underlying funds. The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Corporate Bond ETF
John Hancock Collateral Trust	15,540	$173,004	$1,172,587	$(1,190,289)	$38	$60	$4,221	—	$155,400
Dynamic Municipal Bond ETF
John Hancock Collateral Trust	12,161	$369,537	$2,645,412	$(2,893,720)	$329	$51	$8,371	—	$121,609
Mortgage-Backed Securities ETF
John Hancock Collateral Trust	23,086	$309,860	$5,035,170	$(5,114,192)	$(2)	$23	$7,623	—	$230,859
Preferred Income ETF
John Hancock Collateral Trust	103,234	$1,301,230	$6,331,281	$(6,600,584)	$219	$180	$7,961	—	$1,032,326
For additional information on the funds’ significant accounting policies and risks, please refer to the funds’ most recent semiannual or annual shareholder report and prospectus.
|	35